Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 1.2%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,048,615
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,464
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,013,830
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,474,513
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,356,050
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,200,951
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,250,152
TOTAL MUNICIPAL BONDS (COST $11,252,349)				$10,614,575

CORPORATE BONDS - 32.7%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.1%
VF Corp.	2.400%	04/23/25	$536,000	$515,937

ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	713,087

AUTOMOTIVE - 0.3%
BorgWarner, Inc. (a)	2.650%	07/01/27	601,000	556,447
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	673,081
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	185,034
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,081,511
				2,496,073
BANKING - 3.5%
Bank of America Corp., Series N	0.981%	09/25/25	1,500,000	1,465,249
Bank of America Corp., Series N	2.456%	10/22/25	1,000,000	982,031
Bank of America Corp., Series N	1.530%	12/06/25	2,000,000	1,943,788
Bank of America Corp., Series N	4.271%	07/23/29	1,000,000	963,916
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,244,435

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 3.5% (Continued)
Bank of Montreal (a)	5.203%	02/01/28	$1,750,000	$1,762,962
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	1,963,305
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,703,712
Citigroup, Inc.	2.014%	01/25/26	1,000,000	969,589
Citigroup, Inc.	2.572%	06/03/31	2,000,000	1,708,990
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,236,139
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,460,447
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,771,150
KeyBank National Association	4.150%	08/08/25	1,000,000	972,034
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,432,073
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,485,969
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	1,000,000	1,012,181
Regions Financial Corp.	2.250%	05/18/25	1,000,000	961,469
State Street Corp.	7.350%	06/15/26	1,000,000	1,037,089
State Street Corp. (c)	4.164%	08/04/33	1,000,000	928,748
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	2,012,983
Truist Financial Corp. (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	924,505
UBS AG London	5.650%	09/11/28	550,000	563,402
				31,506,166
BEVERAGES - 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	470,059
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	784,663
				1,254,722
BIOTECH & PHARMA - 0.4%
AbbVie, Inc.	2.950%	11/21/26	500,000	476,199
Amgen, Inc. (a)	3.000%	02/22/29	2,500,000	2,311,226
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	730,722
				3,518,147
CABLE & SATELLITE - 0.4%
Comcast Corp.	3.300%	04/01/27	500,000	478,370
Comcast Corp. (a)	4.650%	02/15/33	1,000,000	981,349
Comcast Corp.	2.937%	11/01/56	672,000	423,095
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	369,903

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CABLE & SATELLITE - 0.4% (Continued)
WarnerMedia Holdings, Inc.	4.054%	03/15/29	$1,500,000	$1,404,189
				3,656,906
CHEMICALS - 0.6%
Air Products and Chemicals, Inc.	4.850%	02/08/34	1,000,000	989,361
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,092,649
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,480,018
Ecolab, Inc.	4.800%	03/24/30	140,000	140,679
Ecolab, Inc.	2.750%	08/18/55	1,470,000	936,169
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	286,137
Nutrien Ltd.	5.875%	12/01/36	840,000	873,348
				5,798,361
CONSTRUCTION MATERIALS - 0.3%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,230,262
Owens Corning	4.200%	12/01/24	1,000,000	989,890
Owens Corning	3.950%	08/15/29	300,000	283,619
				2,503,771
CONSUMER SERVICES - 4.6%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	931,497
California Endowment (The)	2.498%	04/01/51	4,500,000	2,833,183
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	487,471
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,854,830
Ford Foundation (The), Series 2020 (a)	2.415%	06/01/50	235,000	147,926
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,195,767
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,900,941
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,198,444
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,578,131
Massachusetts Institute of Technology, Series F	2.989%	07/01/50	1,000,000	733,268
Massachusetts Institute of Technology, Series H (a)	3.067%	04/01/52	4,200,000	3,081,817
President & Fellows of Harvard College, Series 2024-A (a)	4.609%	02/15/35	2,000,000	1,994,104
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	3,022,706

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 4.6% (Continued)
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	$1,600,000	$1,054,128
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	584,180
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,754,650
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,826,515
Trustees of Princeton University (The) (a)	2.516%	07/01/50	6,650,000	4,447,285
University of Notre Dame, Series 2017	3.394%	02/15/48	3,424,000	2,682,852
Yale University (a)	2.402%	04/15/50	6,765,000	4,365,424
				41,675,119
CONTAINERS & PACKAGING - 0.3%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,517,933
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,010,732
				2,528,665
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	862,189

ELECTRIC UTILITIES - 5.3%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,409,525
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,769,281
Avista Corp.	4.000%	04/01/52	1,000,000	766,698
Caledonia Generating, LLC (b)	1.950%	02/28/34	1,602,053	1,324,404
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	998,002
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	921,107
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,435,107
DTE Electric Co.	3.650%	03/01/52	750,000	568,528
DTE Energy Co., Series C (a)	4.875%	06/01/28	1,500,000	1,483,040
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,618,360
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,646,371
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,190,217
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,217,922
Enel Finance International N.V. (b)	2.650%	09/10/24	1,250,000	1,232,402
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,221,648
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,314,444

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 5.3% (Continued)
Georgia Power Co., Series 2016-A	3.250%	04/01/26	$1,000,000	$963,005
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,170,961
Liberty Utilities Financial Services (b)	2.050%	09/15/30	1,355,000	1,097,370
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,405,645
Midland Cogeneration Venture, L.P. (b)	6.000%	03/15/25	78,810	76,942
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,369,333
National Rural Utilities	1.350%	03/15/31	2,000,000	1,567,971
NextEra Energy Capital Holdings, Inc.	6.051%	03/01/25	500,000	501,902
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,236,509
Northern States Power Co.	2.900%	03/01/50	1,500,000	998,526
NSTAR Electric Co.	3.950%	04/01/30	600,000	565,584
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,267,617
NY State Electric & Gas (b)	5.650%	08/15/28	1,650,000	1,687,414
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,114,243
Public Service Co.	3.700%	06/15/28	2,250,000	2,151,617
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,436,707
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	820,477
Rochester Gas & Electric Corp. (b)	1.850%	12/01/30	500,000	399,688
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	753,708
Solar Star Funding, LLC (b)	3.950%	06/30/35	236,563	211,679
Solar Star Funding, LLC (b)	5.375%	06/30/35	372,128	361,847
Southern California Edison	4.050%	03/15/42	1,165,000	964,444
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	216,137	190,376
Topaz Solar Farms, LLC (b)	5.750%	09/30/39	515,866	515,180
Union Electric Co.	2.625%	03/15/51	2,000,000	1,230,275
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,224,377
				47,400,453
ELECTRICAL EQUIPMENT - 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,480,738
Roper Technologies, Inc.	2.000%	06/30/30	440,000	367,243
				1,847,981
FOOD - 1.1%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,477,193
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,385,984
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,478,156

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOOD - 1.1% (Continued)
Hormel Foods Corp.	1.800%	06/11/30	$2,250,000	$1,883,116
Ingredion, Inc.	2.900%	06/01/30	1,000,000	884,857
Mars, Inc. (b)	4.650%	04/20/31	1,000,000	987,024
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,338,874
				9,435,204
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Suzano S.A.	5.500%	01/17/27	800,000	796,788

GAS & WATER UTILITIES - 0.3%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,320,479
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	996,538
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	253,927
				2,570,944
HEALTH CARE FACILITIES & SERVICES - 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,428,238

HOME & OFFICE PRODUCTS - 0.1%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	945,069

HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	888,015

INSTITUTIONAL FINANCIAL SERVICES - 0.9%
Brookfield Finance, Inc. (a)	4.250%	06/02/26	1,570,000	1,541,626
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	962,533
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,404,753
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,912,977
Morgan Stanley, Series I	5.449%	07/20/29	1,000,000	1,008,769
Morgan Stanley, Series I	2.699%	01/22/31	1,250,000	1,092,106
				7,922,764
INSURANCE - 4.4%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,138,042
AIG Global Funding (b)	5.200%	01/12/29	500,000	500,579
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,003,591
Athene Global Funding (b)	5.583%	01/09/29	785,000	790,098
F&G Global Funding (b)	2.300%	04/11/27	535,000	480,260

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 4.4% (Continued)
Fidelity National Financial, Inc.	3.400%	06/15/30	$1,000,000	$887,878
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,186,546
GA Global Funding Trust (b)	2.250%	01/06/27	2,000,000	1,830,100
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,206,514
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,030,707
Jackson National Life Global Funding (b)	1.750%	01/12/25	385,000	373,408
Jackson National Life Global Funding (a)(b)	5.500%	01/09/26	1,250,000	1,244,521
Kemper Corp. (a)	4.350%	02/15/25	1,250,000	1,233,561
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	977,778
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	2,500,000	1,744,983
Met Life Global Funding I (b)	5.150%	03/28/33	1,250,000	1,251,406
Mutual of Omaha Global, Series 2023-1 (b)	5.800%	07/27/26	385,000	388,374
Mutual of Omaha Global (b)	5.450%	12/12/28	365,000	371,960
New York Life Global Funding (b)	4.900%	06/13/28	3,000,000	2,994,907
Northwestern Mutual, Series 2023-3 (b)	4.900%	06/12/28	1,740,000	1,730,072
Pacific Life Global Funding II, Series 2020-1 (b)	1.200%	06/24/25	415,000	394,929
Pacific Life Global Funding II, Series 2021-1 (a)(b)	1.450%	01/20/28	1,000,000	882,770
Pricoa Global Funding I (b)	5.100%	05/30/28	2,000,000	2,004,026
Primerica, Inc.	2.800%	11/19/31	1,000,000	834,633
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,172,809
Protective Life Global Funding (b)	5.366%	01/06/26	500,000	501,225
Protective Life Global Funding (b)	5.209%	04/14/26	1,000,000	1,000,534
Prudential Financial, Inc.	1.500%	03/10/26	644,000	602,629
Prudential Funding Asia plc	3.125%	04/14/30	750,000	674,760
Reliance STD Life Insurance Co. (b)	2.750%	05/07/25	1,280,000	1,238,290
RGA Global Funding (b)	5.500%	01/11/31	1,000,000	1,002,749
Sammons Financial Group, Inc. (a)(b)	4.450%	05/12/27	1,200,000	1,146,238
Sammons Financial Group, Inc. (b)	6.875%	04/15/34	1,000,000	1,006,826
Security Benefit Global (b)	1.250%	05/17/24	1,500,000	1,490,275
Teachers Insurance & Annuity Association (b)(c)	4.375%	09/15/54	2,678,000	2,644,081
Trustage Financial Group, Inc. (b)	4.625%	04/15/32	400,000	348,090
				39,310,149
LEISURE FACILITIES & SERVICES - 0.2%
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	958,624
Starbucks Corp.	2.450%	06/15/26	1,000,000	945,534
				1,904,158

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MACHINERY - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	$655,000	$668,122
John Deere Capital Corp.	1.750%	03/09/27	250,000	229,519
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,183,265
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,593,748
				3,674,654
MEDICAL EQUIPMENT & DEVICES - 0.1%
Alcon Finance Corp. (b)	2.600%	05/27/30	1,250,000	1,079,236

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	879,520

PIPELINES - 0.1%
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,200,000	943,993

REITS - 3.6%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	558,814
Agree Ltd. Partnership	4.800%	10/01/32	715,000	674,391
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	821,516
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,181,217
American Homes 4 Rent	5.500%	02/01/34	2,000,000	1,993,981
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,189,393
Camden Property Trust	2.800%	05/15/30	1,500,000	1,330,336
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,266,125
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,211,443
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,241,904
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	250,277
Federal Realty Investment Trust	1.250%	02/15/26	515,000	476,350
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,504,255
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,317,958
Kimco Realty Corp. (a)	2.700%	10/01/30	1,750,000	1,511,461
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,252,795
Mid-America Apartment Communities, Inc. (a)	3.950%	03/15/29	1,750,000	1,682,796
Ontario Teachers Cadillac Fairview Properties Trust (b)	2.500%	10/15/31	1,255,000	1,015,094
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,354,800
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,458,365

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 3.6% (Continued)
Realty Income Corp.	4.700%	12/15/28	$1,000,000	$984,913
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	994,269
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	496,249
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,401,371
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	411,749
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	743,801
UDR, Inc.	1.900%	03/15/33	1,500,000	1,136,358
Vornado Realty, L.P.	3.500%	01/15/25	567,000	554,295
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,206,663
				32,222,939
RETAIL - CONSUMER STAPLES - 0.2%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	939,679
Walmart, Inc.	1.800%	09/22/31	500,000	415,122
				1,354,801
RETAIL - DISCRETIONARY - 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	763,757
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	907,967
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	327,499
Lowe's Cos., Inc.	5.625%	04/15/53	1,000,000	1,010,008
				3,009,231
SEMICONDUCTORS - 0.3%
Intel Corp. (a)	4.150%	08/05/32	1,000,000	949,761
Intel Corp.	3.734%	12/08/47	1,361,000	1,057,369
NVIDIA Corp.	2.850%	04/01/30	500,000	453,839
				2,460,969
SOFTWARE - 0.4%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,957,234
Microsoft Corp.	2.921%	03/17/52	1,000,000	706,975
				3,664,209
SPECIALTY FINANCE - 0.8%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	839,669
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,155,168
Low Income Investment Fund	3.386%	07/01/26	115,000	107,958
Low Income Investment Fund	3.711%	07/01/29	1,985,000	1,806,099
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	2,507,716
				7,416,610

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
STEEL - 0.0% (d)
Nucor Corp.	2.000%	06/01/25	$460,000	$442,112

TECHNOLOGY HARDWARE - 0.5%
Apple, Inc.	3.000%	06/20/27	1,000,000	952,605
Apple, Inc.	2.650%	05/11/50	1,000,000	664,017
Apple, Inc.	2.650%	02/08/51	2,000,000	1,316,833
HP, Inc.	4.750%	01/15/28	1,100,000	1,093,604
HP, Inc.	4.000%	04/15/29	915,000	874,423
				4,901,482
TECHNOLOGY SERVICES - 0.2%
Experian Finance plc (a)(b)	2.750%	03/08/30	635,000	554,771
Moody's Corp.	3.250%	05/20/50	500,000	357,922
Moody's Corp.	3.750%	02/25/52	1,000,000	782,528
				1,695,221
TELECOMMUNICATIONS - 0.6%
AT&T, Inc.	5.250%	03/01/37	500,000	491,569
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,791,097
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	957,367
Verizon Communications, Inc. (a)	1.500%	09/18/30	1,000,000	816,337
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,150,747
				5,207,117
TRANSPORTATION & LOGISTICS - 1.1%
British Airways, Series 2013-1 (b)	4.625%	12/20/25	91,681	91,463
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,194,478
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,488,697
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	940,914
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	1,014,509
Penske Truck Leasing Co. (b)	3.450%	07/01/24	1,250,000	1,242,341
Penske Truck Leasing Co. (b)	5.750%	05/24/26	500,000	503,617
TTX Co. (b)	4.600%	02/01/49	280,000	250,394
TTX Co. (b)	5.650%	12/01/52	500,000	511,283
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,938,323
				10,176,019
TRANSPORTATION EQUIPMENT - 0.1%
Ryder System, Inc. (a)	5.650%	03/01/28	1,250,000	1,273,912

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 32.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.2%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	$395,000	$374,136
Sysco Corp. (a)	2.400%	02/15/30	1,750,000	1,514,241
				1,888,377

TOTAL CORPORATE BONDS (COST $327,476,354)				$293,769,308

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (e)	1.000%	06/14/24	$550,000	$542,802
Calvert Impact Capital, Inc. (e)	3.000%	06/17/24	980,000	970,737
Calvert Impact Capital, Inc. (e)	3.000%	12/15/24	400,000	390,335
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	1,400,000	1,342,182
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	650,000	612,189
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	1,200,000	1,107,143
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	429,737
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	1,000,000	993,617
Capital Impact Partners Investment (e)	5.750%	06/15/24	1,200,000	1,200,683
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	500,514
TOTAL CORPORATE NOTES (COST $8,330,000)				$8,089,939

FOREIGN GOVERNMENTS - 4.7%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 1.0%
BNG Bank N.V. (b)	1.500%	10/16/24	$1,500,000	$1,468,923
BNG Bank N.V. (b)	0.500%	11/24/25	2,000,000	1,861,540
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	973,698
Kommunivest I Sverige AB, Series 4901 (b)	0.375%	06/19/24	500,000	494,513
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	4,000,000	4,013,984
				8,812,658
SUPRANATIONAL - 3.7%
Asian Development Bank	3.125%	09/26/28	1,000,000	949,819
Central American Bank for Economic Integration (b)	1.140%	02/09/26	1,200,000	1,107,916

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 4.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 3.7% (Continued)
European Bank for Reconstruction & Development	1.500%	02/13/25	$200,000	$193,808
European Investment Bank (a)	2.125%	04/13/26	1,000,000	950,460
European Investment Bank	2.375%	05/24/27	4,000,000	3,757,079
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,876,437
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,803,300
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,879,127
International Bank for Reconstruction & Development	3.126%	11/20/25	1,000,000	973,943
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,758,698
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,839,041
International Bank for Reconstruction & Development	4.750%	11/14/33	3,000,000	3,092,067
International Development Association (b)	0.375%	09/23/25	2,000,000	1,872,092
International Development Association (a)(b)	0.876%	04/28/26	2,000,000	1,848,772
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,851,843
International Finance Corp., Series 2622	4.375%	01/15/27	1,000,000	995,916
				33,750,318

TOTAL FOREIGN GOVERNMENTS (COST $44,543,376)				$42,562,976

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (Cost $33,582)	2.853%	10/17/45	$32,965	$30,250

U.S. GOVERNMENT AGENCIES - 53.8%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.9%
DFC	5.500%	09/15/26	$416,667	$416,667

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.9% (Continued)
DFC	1.590%	04/15/28	$2,000,000	$1,803,130
DFC	1.650%	04/15/28	3,500,000	3,188,042
DFC	3.130%	04/15/28	1,000,000	947,779
DFC	3.540%	06/15/30	367,661	355,790
DFC	3.520%	09/20/32	607,143	574,304
DFC	3.820%	06/01/33	733,816	696,222
				7,981,934
FEDERAL HOME LOAN BANK - 7.5%
FHLB	1.250%	12/21/26	4,000,000	3,671,952
FHLB	4.125%	01/15/27	7,000,000	6,942,136
FHLB	4.250%	12/10/27	11,000,000	10,940,831
FHLB	4.500%	03/10/28	3,000,000	3,012,831
FHLB	4.000%	06/30/28	3,200,000	3,175,786
FHLB	3.250%	11/16/28	13,000,000	12,437,410
FHLB	5.500%	07/15/36	18,620,000	20,460,599
FHLB	2.590%	03/19/40	4,000,000	3,019,243
FHLB	2.340%	03/26/40	1,000,000	720,613
FHLB	2.070%	06/29/40	1,715,000	1,180,355
FHLB	2.010%	07/16/40	2,685,000	1,816,316
				67,378,072
FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.6%
FHLMC	4.000%	11/01/24	6,731	6,690
FHLMC	0.375%	09/23/25	3,500,000	3,278,446
FHLMC	4.000%	10/01/25	7,887	7,811
FHLMC	2.875%	04/25/26	3,000,000	2,881,537
FHLMC	6.000%	04/01/27	24,017	24,258
FHLMC	2.500%	10/01/27	143,888	138,128
FHLMC	2.738%	04/25/29	2,125,760	2,018,870
FHLMC	2.939%	04/25/29	4,000,000	3,674,750
FHLMC	2.412%	08/25/29	5,780,000	5,198,982
FHLMC	7.000%	02/01/30	10,363	10,695
FHLMC	1.297%	06/25/30	13,000,000	10,723,749
FHLMC	7.500%	07/01/30	38,751	39,880
FHLMC	1.406%	08/25/30	2,000,000	1,648,925
FHLMC	1.503%	09/25/30	4,000,000	3,325,864

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.6% (Continued)
FHLMC	1.487%	11/25/30	$11,900,000	$9,813,359
FHLMC	1.878%	01/25/31	1,500,000	1,256,316
FHLMC	2.000%	01/25/31	3,000,000	2,539,644
FHLMC	7.000%	03/01/31	15,088	15,571
FHLMC	1.777%	10/25/31	5,000,000	4,120,075
FHLMC	2.154%	10/25/31	4,000,000	3,377,356
FHLMC	2.091%	11/25/31	2,500,000	2,093,359
FHLMC	2.450%	04/25/32	7,100,000	6,055,841
FHLMC	2.650%	05/25/32	9,000,000	7,786,094
FHLMC	6.250%	07/15/32	7,050,000	8,013,310
FHLMC	3.123%	08/25/32	5,710,000	5,112,683
FHLMC	3.000%	11/01/32	277,569	260,174
FHLMC	3.000%	11/01/32	366,601	343,621
FHLMC	5.500%	11/01/33	20,793	21,251
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	21,065	21,533
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	1,862	1,867
FHLMC	1.783%	06/25/34	2,084,061	1,634,430
FHLMC	5.000%	07/01/35	42,393	42,419
FHLMC	4.500%	10/01/35	58,588	57,315
FHLMC	2.438%	02/25/36	4,000,000	3,132,655
FHLMC	5.500%	03/01/36	16,073	16,428
FHLMC	1.500%	04/01/36	4,905,899	4,271,450
FHLMC	5.500%	06/01/36	23,992	24,520
FHLMC	6.000%	06/01/36	19,860	20,342
FHLMC	5.500%	12/01/36	19,489	19,918
FHLMC	2.000%	02/01/37	3,983,983	3,529,425
FHLMC	6.000%	08/01/37	9,488	9,841
FHLMC	5.000%	03/01/38	100,807	101,465
FHLMC	4.500%	06/01/39	107,767	105,821
FHLMC	5.000%	06/01/39	158,168	158,227
FHLMC	4.500%	07/01/39	102,173	100,329
FHLMC	4.500%	11/01/39	93,904	92,209
FHLMC	4.500%	09/01/40	141,584	138,860
FHLMC	4.500%	05/01/41	276,939	271,938
FHLMC	4.500%	07/01/41	320,516	314,732

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.6% (Continued)
FHLMC	5.000%	09/01/41	$133,266	$133,028
FHLMC	3.500%	10/01/41	154,768	142,970
FHLMC	4.000%	10/01/41	168,290	159,652
FHLMC	3.500%	02/01/42	282,374	260,406
FHLMC	4.000%	02/01/42	72,956	69,212
FHLMC	3.500%	06/01/42	315,116	290,470
FHLMC	3.500%	06/01/42	314,593	289,988
FHLMC	3.500%	08/01/42	371,008	341,835
FHLMC	3.000%	11/01/42	708,573	633,435
FHLMC	3.000%	01/01/43	401,261	358,709
FHLMC	3.000%	05/01/43	543,842	486,158
FHLMC	3.500%	10/01/44	311,232	285,172
FHLMC	3.500%	11/01/44	283,417	259,553
FHLMC	3.500%	04/01/45	351,583	321,247
FHLMC	3.000%	05/01/46	604,395	532,639
FHLMC	3.000%	12/01/46	1,505,017	1,326,563
FHLMC	3.500%	03/01/48	1,671,625	1,530,399
FHLMC	3.500%	03/01/49	463,181	421,884
FHLMC	3.500%	07/01/49	749,246	679,517
FHLMC	3.000%	09/01/49	867,156	754,251
FHLMC	3.000%	07/01/50	2,135,325	1,857,773
FHLMC	2.000%	08/01/50	3,032,727	2,418,932
FHLMC	2.050%	08/19/50	2,500,000	1,376,314
FHLMC	2.000%	01/01/51	7,479,609	5,962,339
FHLMC	2.500%	04/01/51	7,292,129	6,062,317
FHLMC	2.500%	09/01/51	2,913,947	2,418,240
FHLMC	2.500%	02/01/52	6,144,681	5,089,750
FHLMC	2.000%	04/01/52	4,554,474	3,607,219
FHLMC	3.000%	04/01/52	5,368,133	4,623,338
FHLMC	2.500%	05/01/52	6,387,408	5,282,211
FHLMC	3.000%	05/01/52	5,447,952	4,691,654
FHLMC	4.000%	07/01/52	5,471,924	5,067,267
FHLMC	3.500%	09/01/52	4,661,901	4,174,137
FHLMC	4.000%	10/01/52	11,160,049	10,334,789

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 19.6% (Continued)
FHLMC	5.500%	05/01/53	$6,517,693	$6,487,038
				176,583,369
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.6%
FNMA	3.080%	12/01/24	2,047,325	2,010,165
FNMA	5.000%	04/01/25	4,867	4,833
FNMA	5.000%	07/01/25	4,857	4,812
FNMA	3.500%	10/01/25	9,629	9,470
FNMA	5.000%	10/01/25	8,058	7,978
FNMA	5.500%	11/01/25	5	5
FNMA	0.500%	11/07/25	6,934,000	6,481,407
FNMA	4.000%	03/01/26	52,037	51,264
FNMA	2.910%	04/01/26	3,000,000	2,871,471
FNMA	2.125%	04/24/26	2,000,000	1,901,019
FNMA	2.500%	09/01/27	158,175	151,870
FNMA	0.750%	10/08/27	8,000,000	7,052,707
FNMA	2.500%	11/01/27	267,271	256,433
FNMA	2.500%	01/01/28	172,523	165,301
FNMA (c)	3.302%	06/25/28	1,808,366	1,717,179
FNMA	3.547%	09/25/28	3,470,529	3,318,616
FNMA	2.530%	05/01/29	3,949,068	3,566,499
FNMA	2.522%	08/27/29	5,346,438	4,800,850
FNMA	1.470%	11/01/29	2,599,000	2,185,532
FNMA	0.875%	08/05/30	25,750,000	20,848,576
FNMA	6.625%	11/15/30	12,750,000	14,390,299
FNMA (c)	1.469%	11/25/30	3,000,000	2,461,591
FNMA (c)	1.383%	12/25/30	5,000,000	4,082,928
FNMA	1.245%	01/25/31	3,000,000	2,401,584
FNMA	1.410%	02/01/31	3,000,000	2,430,176
FNMA	1.375%	03/25/31	1,000,000	810,558
FNMA	2.000%	01/01/32	946,546	869,469
FNMA	3.000%	12/01/32	408,841	382,660
FNMA	4.507%	04/25/33	2,000,000	1,972,689
FNMA	6.000%	10/01/33	15,346	15,799
FNMA	5.500%	02/01/34	17,307	17,666
FNMA (H15T1Y + 211.70) (c)	5.938%	05/01/34	17,661	17,952

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.6% (Continued)
FNMA	6.000%	11/01/34	$43,462	$44,987
FNMA	5.500%	01/01/35	26,137	27,155
FNMA	2.500%	02/01/35	993,751	910,595
FNMA	5.000%	10/01/35	39,955	40,165
FNMA	5.500%	10/01/35	47,982	48,979
FNMA	6.000%	10/01/35	23,639	24,440
FNMA	5.500%	06/01/36	10,145	10,356
FNMA	6.000%	06/01/36	11,974	12,403
FNMA	5.500%	11/01/36	15,474	15,795
FNMA (RFUCCT1Y + 156.50) (c)	6.065%	05/01/37	1,937	1,928
FNMA	5.625%	07/15/37	14,250,000	15,724,673
FNMA	4.500%	09/01/40	83,927	82,310
FNMA	4.500%	10/01/40	85,207	83,565
FNMA	4.000%	12/01/40	215,954	204,634
FNMA	4.000%	01/01/41	155,036	146,901
FNMA	3.500%	02/01/41	230,123	212,327
FNMA	4.000%	10/01/41	121,914	115,515
FNMA	4.000%	11/01/41	137,597	130,375
FNMA	4.000%	12/01/41	231,719	219,554
FNMA	4.000%	12/01/41	162,987	154,431
FNMA	4.000%	01/01/42	515,487	491,053
FNMA	3.500%	05/01/42	265,790	244,691
FNMA	3.000%	06/01/42	499,619	447,094
FNMA	3.000%	08/01/42	383,605	343,313
FNMA	3.000%	08/01/42	398,465	357,035
FNMA	3.500%	12/01/42	539,381	496,451
FNMA	3.000%	06/01/43	462,333	412,767
FNMA	4.000%	12/01/44	630,391	601,415
FNMA	3.500%	05/01/45	723,922	662,578
FNMA	3.000%	04/01/46	588,200	519,348
FNMA	3.500%	11/01/46	1,006,521	918,326
FNMA	4.000%	10/01/48	457,966	430,634
FNMA	4.000%	11/01/48	1,219,642	1,149,110
FNMA	3.500%	05/01/49	373,750	338,589
FNMA	4.000%	06/01/49	571,386	534,658

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.6% (Continued)
FNMA	3.500%	08/01/49	$1,544,799	$1,403,646
FNMA	3.000%	09/01/49	827,684	721,691
FNMA	3.000%	06/01/50	1,705,541	1,481,764
FNMA	2.500%	07/01/50	2,801,126	2,337,414
FNMA	2.500%	08/01/50	1,978,722	1,649,332
FNMA	3.000%	08/01/50	3,013,681	2,619,636
FNMA	2.000%	11/01/50	5,026,293	4,008,600
FNMA	2.000%	01/01/51	8,990,079	7,155,929
FNMA	2.000%	02/01/51	5,319,146	4,238,003
FNMA	2.500%	04/01/51	15,005,417	12,478,798
FNMA	2.000%	08/01/51	12,652,826	10,047,957
FNMA	2.000%	11/01/51	5,228,369	4,146,110
FNMA	2.500%	12/01/51	8,361,566	6,919,510
FNMA	2.500%	05/01/52	5,487,882	4,546,526
FNMA	3.500%	05/01/52	5,363,337	4,802,945
FNMA	3.500%	05/01/52	7,472,898	6,691,950
FNMA	3.000%	07/01/52	4,629,603	3,984,055
FNMA	4.500%	07/01/52	4,480,692	4,266,652
FNMA	4.500%	08/01/52	6,301,680	6,000,648
FNMA	4.500%	10/01/52	7,322,626	6,972,822
FNMA	5.000%	04/01/53	10,299,790	10,052,964
FNMA	5.000%	06/01/53	3,907,002	3,812,681
FNMA	5.000%	10/01/53	6,828,661	6,662,551
				230,419,692
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (d)
GNMA	7.000%	12/20/30	6,671	6,818
GNMA	7.000%	10/20/31	4,627	4,852
GNMA	7.000%	03/20/32	20,937	21,399
GNMA (H15T1Y + 150.00) (c)	3.625%	01/20/34	13,244	13,322
GNMA	5.500%	10/20/38	4,840	4,773
GNMA	6.500%	11/20/38	3,050	3,086
				54,250
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 2.65) (c)	5.850%	02/25/32	4,546	4,522

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.2%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	$1,450,000	$1,401,709

TOTAL U.S. GOVERNMENT AGENCIES (COST $518,952,312)				$483,823,548

ASSET BACKED SECURITIES - 4.1%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$1,999	$2,025
Aligned Data Centers Issuer, LLC (b)	6.000%	08/17/48	1,510,000	1,506,435
American Tower Trust I (b)	3.652%	03/23/28	2,000,000	1,895,007
Beacon Container Finance II, LLC (b)	2.250%	10/22/46	788,667	703,471
CLI Funding, LLC (b)	2.720%	01/18/47	1,100,389	979,681
DB Master Finance, LLC (b)	2.493%	11/20/51	1,979,438	1,746,088
Domino's Pizza Master Issuer, LLC (b)	4.474%	10/25/45	2,086,875	2,046,531
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,495,461
Golden Credit Card Trust (b)	1.140%	08/15/28	1,000,000	911,844
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	978,230	843,039
Mosaic Solar Loans, LLC (b)	2.100%	04/20/46	765,400	663,062
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	720,161
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,547,902
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,223,262
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	526,484
SBA Tower Trust (b)	2.836%	01/15/50	282,000	275,239
SBA Tower Trust (b)	6.599%	11/15/52	880,000	901,513
SolarCity LMC, Series I, LLC (b)(e)	4.800%	12/20/26	197,910	193,787
SWTCH Energy, Inc. (b)	6.280%	03/25/54	600,000	595,525
Tesla Auto Lease Trust (b)	0.600%	09/22/25	306,232	305,782
Texas Electric Market Stabilization Funding N, LLC (b)	4.966%	02/01/44	630,000	624,963
Texas Electric Market Stabilization Funding N, LLC	5.057%	08/01/46	3,000,000	2,916,567
Textainer Marine Containers VII Ltd. (b)	1.680%	02/20/46	1,130,000	996,698
TIF Funding II, LLC (b)	1.650%	02/20/46	374,375	325,018
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	845,294	833,421
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	844,000	846,021
Tribute Rail, LLC (b)	4.760%	05/17/52	1,867,138	1,823,227

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 4.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Triton Container Finance VIII, LLC (b)	1.860%	03/20/46	$1,303,750	$1,143,957
Triton International Finance Funding III, LLC (b)	5.480%	05/22/34	1,500,000	1,508,924
Triumph Rail, LLC (b)	2.150%	06/19/51	1,805,710	1,631,957
Vantage Data Centers Issuer, LLC (b)	2.165%	10/15/46	2,300,000	2,097,032
Wendy's Funding, LLC (b)	3.783%	06/15/49	673,101	644,827
Wendy's Funding, LLC (b)	4.236%	03/15/52	1,228,125	1,165,161
TOTAL ASSET BACKED SECURITIES (COST $38,499,435)				$36,640,072

MONEY MARKET FUNDS - 1.8%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (f) (COST $16,601,894)	16,601,894	$16,601,894

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (f)(g) (COST $20,803,130)	20,803,130	$20,803,130

INVESTMENT COMPANIES - 0.4%	Shares	Fair Value
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,169,973

TOTAL INVESTMENTS - (COST $990,691,668) - 101.9%		$916,105,665

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9%)		(16,999,483)

NET ASSETS - 100.0%		$899,106,182

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $20,392,674.
(b)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of March 31, 2024, these securities were valued at $89,228,523 or 9.9% of net assets.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	$550,000	$542,802	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	980,000	970,737	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	400,000	390,335	0.0	%(d)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	1,400,000	1,342,182	0.2%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	650,000	612,189	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	1,200,000	1,107,143	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	429,737	0.0	%(d)
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	1,000,000	993,617	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	1,200,000	1,200,683	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	500,514	0.1%
SolarCity LMC, Series I, LLC	11/13/13	197,878	193,787	0.0	%(d)
		$8,527,878	$8,283,726	0.9%

(f)	The rate shown is the 7-day effective yield as of March 31, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

GMNT - Global Medium-Term Note

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year plc - Public Liability Company

RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks

SOFR - Secured Overnight Financing Rate

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
AUSTRALIA - 4.4%
ANZ Group Holdings Ltd.	40,646	$778,700
Brambles Ltd.	84,413	888,355
Commonwealth Bank of Australia	19,560	1,533,853
Computershare Ltd.	20,272	344,912
CSL Ltd. - ADR (a)	7,282	686,620
CSL Ltd.	3,640	682,933
Dexus	119,299	614,919
Fortescue Ltd.	63,440	1,062,432
Goodman Group	44,189	973,563
GPT Group (The)	86,547	257,735
Macquarie Group Ltd. - ADR (a)	1,184	155,684
Macquarie Group Ltd.	2,144	279,002
Mirvac Group	294,152	452,365
National Australia Bank Ltd.	36,653	827,356
QBE Insurance Group Ltd.	18,867	222,898
Scentre Group	280,885	620,487
SEEK Ltd.	49,532	808,534
Stockland	131,558	415,780
Transurban Group	253,924	2,204,006
Vicinity Centres	397,679	551,972
Wesfarmers Ltd.	32,429	1,445,421
Woodside Energy Group Ltd.	113,545	2,256,694
Woolworths Group Ltd.	28,598	618,139
		18,682,360
AUSTRIA - 0.1%
Verbund AG	6,899	504,215

BELGIUM - 0.8%
Elia Group S.A./N.V.	2,134	230,205
Groupe Bruxelles Lambert N.V.	9,449	714,128
KBC Group N.V.	14,580	1,091,848
UCB S.A.	9,252	1,141,779
		3,177,960
BERMUDA - 0.7%
Credicorp Ltd.	11,037	1,869,999

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
BERMUDA - 0.7% (Continued)
Orient Overseas International Ltd.	22,500	$268,784
Shenzhen International Holdings Ltd.	799,000	613,523
		2,752,306
BRAZIL - 1.9%
Banco Bradesco S.A. - ADR	315,777	903,122
Banco do Brasil S.A. - ADR	98,038	1,102,928
Banco Santander Brasil S.A. - ADR	119,088	681,183
Cia Siderurgica Nacional S.A. - ADR	126,765	396,774
Gerdau S.A. - ADR	57,663	254,871
Suzano S.A. - ADR (a)	104,139	1,330,896
Telefónica Brasil S.A. - ADR	205,749	2,071,892
TIM S.A. - ADR (a)	67,746	1,202,492
		7,944,158
CANADA - 7.1%
Bank of Montreal (a)	17,350	1,694,748
Bank of Nova Scotia (The)	10,199	528,104
Cameco Corp. (a)	30,038	1,301,246
Canadian Imperial Bank of Commerce	11,898	603,467
Canadian National Railway Co.	15,841	2,086,418
Canadian Pacific Kansas City Ltd.	19,191	1,692,071
CGI, Inc. (b)	8,100	894,969
FirstService Corp.	1,607	266,441
Franco-Nevada Corp.	14,026	1,671,338
GFL Environmental, Inc.	13,001	448,535
Gildan Activewear, Inc.	18,362	681,781
Magna International, Inc.	11,427	622,543
Manulife Financial Corp.	76,580	1,913,734
Methanex Corp.	5,667	252,918
RB Global, Inc.	4,626	352,363
Restaurant Brands International, Inc. (a)	11,589	920,746
Royal Bank of Canada (a)	32,068	3,235,020
Shopify, Inc. - Class A (b)	16,669	1,286,347
Sun Life Financial, Inc.	31,004	1,692,198
Teck Resources Ltd. - Class B	38,609	1,767,520
Thomson Reuters Corp.	19,692	3,068,604
Toronto-Dominion Bank (The)	23,372	1,411,201

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CANADA - 7.1% (Continued)
Wheaton Precious Metals Corp.	33,279	$1,568,439
		29,960,751
CAYMAN ISLANDS - 3.3%
Alibaba Group Holding Ltd. - ADR	37,376	2,704,528
Autohome, Inc. - ADR	7,819	205,014
Baidu, Inc. - ADR (b)	8,273	870,982
ENN Energy Holdings Ltd.	87,600	674,887
Hengan International Group Co. Ltd.	144,500	455,087
Li Auto, Inc. - ADR (b)	27,531	833,639
NetEase, Inc. - ADR	14,030	1,451,684
Shenzhou International Group Holdings Ltd.	48,000	454,432
Tencent Holdings Ltd. - ADR (a)	110,104	4,297,359
Trip.com Group Ltd. - ADR (b)	19,946	875,430
Vipshop Holdings Ltd. - ADR	21,137	349,817
ZTO Express Cayman, Inc. - ADR (a)	26,813	561,464
		13,734,323
CHILE - 0.2%
Enel Chile S.A. - ADR	52,052	158,759
Sociedad Quimica y Minera de Chile S.A. - ADR	10,226	502,710
		661,469
CHINA - 2.4%
Agricultural Bank of China Ltd. - H Shares	2,786,000	1,174,640
ANTA Sports Products Ltd.	113,600	1,207,567
Bank of China Ltd. - H Shares	3,583,000	1,478,628
BYD Co. Ltd. - ADR (a)	8,522	432,662
BYD Co. Ltd. - H Shares	18,500	476,510
China Merchants Bank Co. Ltd. - H Shares	114,500	452,768
China Pacific Insurance Group Co. Ltd. - H Shares	100,200	175,387
China Resources Land Ltd.	134,000	423,730
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	883,452
Jiangsu Expressway Co. Ltd. - H Shares	962,000	984,503
PICC Property & Casualty Co. Ltd. - H Shares	294,000	387,647
Ping An Insurance Group Co. of China Ltd. - ADR	7,088	60,390
Ping An Insurance Group Co. of China Ltd. - H Shares	173,318	731,855
Sinopharm Group Co. Ltd. - H Shares	427,200	1,094,348

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
CHINA - 2.4% (Continued)
TravelSky Technology Ltd. - H Shares	217,000	$262,832
		10,226,919
COLOMBIA - 0.3%
Bancolombia S.A. - ADR	36,584	1,251,905

DENMARK - 2.7%
Coloplast A/S - Series B	6,788	915,387
DSV A/S	4,551	738,517
Genmab A/S (b)	932	280,915
Novo Nordisk A/S - ADR	59,796	7,677,806
Novonesis - B Shares	10,041	588,446
Orsted A/S (b)	10,148	564,189
Vestas Wind Systems A/S (b)	21,015	586,607
		11,351,867
FINLAND - 0.7%
Neste OYJ	33,390	904,088
Nokia Corp. - ADR (a)	112,165	397,064
Nordea Bank Abp	57,215	637,038
Sampo OYJ - A Shares	6,620	282,189
UPM-Kymmene OYJ	20,395	679,173
		2,899,552
FRANCE - 7.1%
Accor S.A.	4,739	221,358
Aeroports de Paris S.A.	1,860	255,023
Air Liquide S.A. - ADR (a)	1,327	55,323
Air Liquide S.A.	14,103	2,933,789
Arkema S.A.	1,887	198,552
AXA S.A.	33,469	1,256,983
Bollore SE	121,566	811,751
Bureau Veritas S.A.	16,518	503,915
Capgemini SE	3,941	906,813
Carrefour S.A.	41,699	714,101
Cie Generale des Etablissements Michelin SCA	35,631	1,365,278
Covivio S.A.	4,642	238,860
Danone S.A. - ADR (a)	9,390	121,600
Danone S.A.	9,568	618,153

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
FRANCE - 7.1% (Continued)
Dassault Systemes SE	8,424	$372,946
EssilorLuxottica S.A.	6,450	1,459,078
Getlink SE	64,345	1,095,323
Henkel AG & Co. KGaA	4,390	316,156
Hermes International SCA - ADR (a)	1,050	269,241
Hermes International SCA	830	2,118,425
Kering S.A.	1,685	665,911
Klepierre S.A.	20,396	528,052
Legrand S.A.	13,146	1,392,880
L'Oreal S.A. - ADR	21,745	2,061,426
L'Oreal S.A.	1,380	653,006
Orange S.A. - ADR	15,765	185,554
Publicis Groupe S.A.	12,555	1,368,590
Sartorius Sedim Biotech	1,319	376,064
Schneider Electric SE - ADR	5,840	264,552
Schneider Electric SE	17,677	3,997,824
Societe Generale S.A.	23,503	629,029
Unibail-Rodamco-Westfield (b)	3,343	268,666
Unibail-Rodamco-Westfield - CDI (b)	45,646	184,416
Veolia Environnement S.A.	6,731	218,776
Vivendi SE - ADR	7,047	76,389
Vivendi SE	46,775	509,631
Wendel SE	8,457	863,034
		30,076,468
GERMANY - 3.8%
adidas AG - ADR	5,158	578,109
adidas AG	1,323	295,427
Allianz SE - ADR (a)	76,050	2,276,177
Allianz SE	5,268	1,578,695
BASF SE	15,664	894,386
Bayerische Motoren Werke AG - ADR (a)	2	77
Bayerische Motoren Werke AG	2,092	241,381
Brenntag SE	6,380	537,379
Commerzbank AG	24,099	330,939
Continental AG	4,852	350,161
Deutsche Boerse AG	7,444	1,522,928

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
GERMANY - 3.8% (Continued)
Deutsche Post AG - ADR	9,971	$429,538
Deutsche Post AG	10,161	437,515
Deutsche Telekom AG - ADR	30,009	726,518
Deutsche Telekom AG	25,629	622,063
Fraport AG Frankfurt Airport Services Worldwide (b)	1,961	103,360
Fresenius Medical Care AG & Co. KGaA	4,696	180,596
Hannover Rueck SE	1,159	317,193
Merck KGaA	4,693	828,236
Muenchener Rueckversicherungs-Gesellschaft AG - ADR (a)	18,890	923,154
Muenchener Rueckversicherungs-Gesellschaft AG	2,246	1,095,864
RWE AG	9,296	315,482
Sartorius AG	918	365,021
Telefonica Deutschland Holding AG	129,616	329,283
Vonovia SE	20,203	597,155
		15,876,637
HONG KONG - 1.6%
AAC Technologies Holdings, Inc.	92,000	308,551
AIA Group Ltd. - ADR	36,438	979,453
AIA Group Ltd.	57,569	386,519
BYD Electronic International Co. Ltd.	86,500	318,839
China Merchants Port Holdings Co. Ltd.	728,000	873,387
Hong Kong Exchanges & Clearing Ltd.	22,078	642,574
Lenovo Group Ltd.	754,000	873,752
Link REIT	66,400	285,472
Sun Hung Kai Properties Ltd.	120,500	1,161,598
Swire Properties Ltd.	206,350	433,427
Techtronic Industries Co. Ltd.	24,500	332,117
		6,595,689
INDIA - 5.4%
HDFC Bank Ltd. - ADR	88,653	4,961,908
ICICI Bank Ltd. - ADR	245,727	6,489,650
Infosys Ltd. - ADR (a)	273,056	4,895,894
Wipro Ltd. - ADR (a)	1,078,962	6,204,032
		22,551,484
INDONESIA - 0.6%
Bank Mandiri Persero Tbk PT - ADR (a)	87,101	1,573,044

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
INDONESIA - 0.6% (Continued)
Telkom Indonesia Persero Tbk PT - ADR (a)	50,040	$1,113,890
		2,686,934
IRELAND - 0.5%
AIB Group plc	100,681	510,899
CRH plc	11,121	959,297
Smurfit Kappa Group plc	17,885	815,533
		2,285,729
ISRAEL - 0.6%
Check Point Software Technologies Ltd. (b)	2,999	491,866
CyberArk Software Ltd. (b)	2,342	622,105
ICL Group Ltd. (a)	111,711	601,005
Nice Ltd. - ADR (a)(b)	3,430	893,927
		2,608,903
ITALY - 2.1%
Assicurazioni Generali S.p.A.	24,438	618,463
Enel S.p.A.	63,194	417,135
Intesa Sanpaolo S.p.A. - ADR	1	22
Intesa Sanpaolo S.p.A.	452,244	1,640,665
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	736,697
Moncler S.p.A.	10,592	790,458
Poste Italiane S.p.A.	66,474	832,180
Telecom Italia S.p.A. (b)	591,414	143,611
Terna - Rete Elettrica Nazionale S.p.A.	199,413	1,647,792
UniCredit S.p.A.	49,517	1,878,922
		8,705,945
JAPAN - 16.4%
Advantest Corp.	19,200	849,097
Aeon Co. Ltd.	19,800	468,747
AGC, Inc.	10,000	362,113
Asahi Intecc Co. Ltd.	11,100	193,714
Asahi Kasei Corp.	21,400	156,483
Azbil Corp.	10,400	286,399
Bandai Namco Holdings, Inc.	18,600	343,769
Bridgestone Corp.	48,156	2,128,370
Brothers Industries Ltd.	29,100	538,024
Canon, Inc.	22,800	677,875

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 16.4% (Continued)
Chiba Bank Ltd. (The)	28,700	$238,394
Chugai Pharmaceutical Co. Ltd.	13,500	514,179
Dai Nippon Printing Co. Ltd.	61,318	1,872,077
Dai-ichi Life Holdings, Inc.	16,346	415,698
Daiichi Sankyo Co. Ltd. - ADR	503	16,000
Daiichi Sankyo Co. Ltd.	41,430	1,313,049
Daiwa House Industry Co. Ltd.	66,000	1,956,166
Daiwa Securities Group, Inc.	81,800	619,218
Denso Corp.	105,200	2,004,782
Disco Corp.	1,200	437,469
ENEOS Holdings, Inc.	137,900	661,950
Fast Retailing Co. Ltd.	4,200	1,295,880
FUJIFILM Holdings Corp. - ADR	6,620	453,470
FUJIFILM Holdings Corp.	11,400	255,126
Fujitsu Ltd.	48,680	777,361
Hikari Tsushin, Inc.	1,200	224,561
Hitachi Construction Machinery Co. Ltd.	15,000	450,627
Honda Motor Co. Ltd.	88,300	1,086,916
Hoya Corp. - ADR	1,273	158,533
Hoya Corp.	6,861	853,608
Ibiden Co. Ltd.	4,600	204,675
Japan Exchange Group, Inc.	13,000	350,785
Japan Post Bank Co. Ltd.	26,000	279,082
Kao Corp.	23,800	889,185
KDDI Corp. - ADR (a)	43,814	646,695
Keyence Corp.	4,100	1,898,216
Kubota Corp.	36,800	575,254
Mitsubishi Corp.	134,400	3,092,135
Mitsubishi Estate Co. Ltd.	14,300	259,289
Mitsubishi UFJ Financial Group, Inc. - ADR	29,257	299,299
Mitsubishi UFJ Financial Group, Inc.	275,109	2,789,452
Mitsui Chemicals, Inc.	23,900	698,739
Mitsui Fudosan Co. Ltd.	60,900	653,093
Mitsui OSK Lines Ltd.	23,600	718,964
MS&AD Insurance Group Holdings, Inc.	31,500	554,411
Murata Manufacturing Co. Ltd.	38,700	724,591

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 16.4% (Continued)
Nexon Co. Ltd.	11,900	$197,300
Nidec Corp. - ADR	23,780	244,458
Nintendo Co. Ltd. - ADR	96,172	1,306,977
Nintendo Co. Ltd.	3,000	163,664
Nippon Telegraph & Telephone Corp.	130,000	154,569
Nippon Yusen KK	9,300	254,939
Nomura Holdings, Inc.	111,800	712,057
Nomura Real Estate Holdings, Inc.	12,900	363,254
Nomura Research Institute Ltd.	10,900	306,504
Olympus Corp.	16,400	235,456
Oracle Corp. Japan	3,200	239,806
Oriental Land Co. Ltd.	20,800	664,577
ORIX Corp.	16,800	365,987
Pan Pacific International Holdings Corp.	21,300	563,492
PDD Holdings, Inc. - ADR (b)	9,981	1,160,291
Recruit Holdings Co. Ltd.	33,150	1,451,567
Resona Holdings, Inc.	85,600	526,981
Ricoh Co. Ltd.	40,800	361,540
Seiko Epson Corp.	68,100	1,185,314
Sekisui House Ltd. - ADR	21,690	492,363
Sekisui House Ltd.	17,600	399,226
Seven & i Holdings Co. Ltd.	71,400	1,037,592
Shimadzu Corp.	17,000	471,970
Shimano, Inc.	2,084	311,177
Shin-Etsu Chemical Co. Ltd.	17,000	741,811
Shiseido Co. Ltd. - ADR	2,703	74,339
Shiseido Co. Ltd.	2,100	57,290
SoftBank Corp.	89,505	1,147,568
SoftBank Group Corp. - ADR	4,622	137,320
SoftBank Group Corp.	12,400	734,061
Sompo Holdings, Inc.	12,900	269,267
Sony Group Corp. - ADR	20,338	1,743,780
Sony Group Corp.	2,000	170,818
Sumitomo Corp.	32,454	778,181
Sumitomo Mitsui Financial Group, Inc. - ADR	102,110	1,201,835
Sumitomo Mitsui Financial Group, Inc.	13,200	770,085

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
JAPAN - 16.4% (Continued)
Sumitomo Mitsui Trust Holdings, Inc.	39,200	$843,612
Suzuki Motor Corp.	61,200	695,726
Takeda Pharmaceutical Co. Ltd.	35,100	974,478
TDK Corp.	11,700	571,286
Terumo Corp.	21,944	399,993
Tokio Marine Holdings, Inc.	53,500	1,669,788
Tokyo Electron Ltd.	7,300	1,893,123
TOPPAN Holdings, Inc.	54,100	1,349,382
Toray Industries, Inc.	50,000	239,648
USS Co. Ltd.	90,440	746,453
Yamaha Corp.	28,900	621,376
Yamaha Motor Co. Ltd.	112,200	1,029,810
Yokogawa Electric Corp.	36,800	844,225
		69,119,836
JERSEY - 0.2%
Experian plc - ADR	8,706	379,060
Experian plc	2,439	106,323
WPP plc	34,966	332,568
		817,951
MEXICO - 1.1%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	1,664,330
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	434,195
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	1,004,798
Wal-Mart de Mexico S.A.B. de C.V. - ADR	33,752	1,373,706
		4,477,029
NETHERLANDS - 2.4%
Akzo Nobel N.V. - ADR	1,673	41,691
Argenx SE - ADR (a)(b)	2,105	828,780
ASML Holding N.V. - ADR	6,542	6,348,815
NN Group N.V.	8,950	413,418
Prosus N.V. (b)	33,279	1,043,783
QIAGEN N.V. (b)	16,337	702,328
Stellantis N.V.	21,320	605,447
Wolters Kluwer N.V.	1,707	267,375
		10,251,637

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
NORWAY - 1.5%
Aker BP ASA	43,993	$1,093,132
Equinor ASA - ADR	158,981	4,297,256
Norsk Hydro ASA	167,566	916,683
		6,307,071
PORTUGAL - 0.5%
Galp Energia SGPS S.A.	129,349	2,136,980
Jeronimo Martins SGPS S.A.	8,104	160,681
		2,297,661
RUSSIA - 0.0% (c)
Mobile TeleSystems PJSC - ADR (b)(d)(e)	86,910	869

SINGAPORE - 1.1%
BOC Aviation Ltd.	87,700	675,658
CapitaLand Ascott Trust	10,433	7,302
CapitaLand Integrated Commercial Trust	522,925	766,837
CapitaLand Investment Ltd.	183,000	363,232
CDL Hospitality Trusts	28,826	21,776
City Developments Ltd.	283,400	1,227,876
DBS Group Holdings Ltd. - ADR	11,392	1,214,159
Venture Corp. Ltd.	33,300	351,939
		4,628,779
SOUTH AFRICA - 0.7%
Mr Price Group Ltd.	70,832	649,996
Naspers Ltd. - Class N - ADR	30,725	1,085,514
Standard Bank Group Ltd.	126,812	1,240,228
		2,975,738
SOUTH KOREA - 4.5%
Celltrion, Inc.	4,265	581,081
Hyundai Mobis Co. Ltd.	12,397	2,403,036
KB Financial Group, Inc. - ADR (a)	15,444	804,169
KT Corp. - ADR	39,515	554,000
LG Chem Ltd.	2,307	752,441
LG Display Co. Ltd. - ADR	3	12
POSCO Holdings, Inc. - ADR (a)	12,686	994,836
Samsung Electronics Co. Ltd.	120,001	7,187,340
Shinhan Financial Group Co. Ltd. - ADR	23,067	818,648

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SOUTH KOREA - 4.5% (Continued)
Shinhan Financial Group Co. Ltd.	29,265	$1,023,912
SK Hynix, Inc.	15,952	2,107,147
SK Telecom Co. Ltd. - ADR	19,765	426,133
Woori Financial Group, Inc. - ADR (a)	34,279	1,111,668
		18,764,423
SPAIN - 2.1%
Aena SME S.A.	5,525	1,087,418
Amadeus IT Group S.A.	7,348	471,160
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	293,537
CaixaBank S.A.	144,299	699,391
Cellnex Telecom S.A.	10,596	374,575
Grifols S.A. - ADR (b)	20,633	137,828
Iberdrola S.A. - ADR (a)	1,595	79,511
Iberdrola S.A.	30,444	377,512
Industria de Diseno Textil S.A.	39,262	1,976,653
Naturgy Energy Group S.A.	12,657	274,440
Repsol S.A.	157,752	2,627,498
Telefónica S.A.	92,766	409,191
		8,808,714
SWEDEN - 1.4%
Atlas Copco AB - A Shares	71,088	1,200,533
Atlas Copco AB - Class A - ADR	5,893	99,827
Boliden AB	39,793	1,104,861
Epiroc AB - Class A	14,553	273,366
Hexagon AB - B Shares	53,748	636,089
Industrivarden AB - A Shares	23,389	804,186
L E Lundbergforetagen AB - B Shares	4,058	219,619
Securitas AB - B Shares	19,191	197,811
SKF AB - B Shares	28,543	582,546
Svenska Cellulosa AB SCA - B Shares	16,418	251,963
Svenska Handelsbanken AB - A Shares	31,343	316,919
Telefonaktiebolaget LM Ericsson - B Shares	76,365	411,148
		6,098,868
SWITZERLAND - 5.9%
ABB Ltd. - ADR	58,667	2,719,802
ABB Ltd.	5,783	268,617

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
SWITZERLAND - 5.9% (Continued)
Accelleron Industries AG	1,953	$73,530
Adecco Group AG	8,723	344,919
Alcon, Inc.	5,312	442,436
Barry Callebaut AG	1,030	1,495,021
Clariant AG (b)	10,218	138,115
Coca-Cola HBC AG (b)	26,042	822,677
Geberit AG	1,394	823,873
Givaudan S.A.	208	926,249
Holcim Ltd. (b)	8,532	772,557
Julius Baer Group Ltd.	3,557	205,412
Keuhne + Nagel International AG	643	178,960
Logitech International S.A. (a)	4,776	426,831
Lonza Group AG	2,080	1,245,915
Nestlé S.A. - ADR	29,320	3,113,784
Nestlé S.A.	4,022	427,023
Partners Group Holding AG	161	229,939
Roche Holding AG - ADR (a)	85,280	2,722,138
Roche Holding AG	2,049	521,883
Sika AG (b)	1,660	494,407
Sonova Holding AG	927	268,384
Swiss Life Holding AG	1,691	1,185,410
Swiss Re AG	9,611	1,235,691
Swisscom AG	981	599,800
UBS Group AG (b)	39,428	1,212,779
UBS Group AG (a)(b)	13,151	403,999
Zurich Insurance Group AG - ADR (a)	26,790	1,452,822
Zurich Insurance Group AG	492	265,302
		25,018,275
TAIWAN - 5.9%
ASE Technology Holding Co. Ltd. - ADR (a)	126,937	1,395,037
AUO Corp. - ADR	115,722	659,615
Chunghwa Telecom Co. Ltd. - ADR	149,463	5,849,982
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	112,216	15,266,987
United Microelectronics Corp. - ADR	218,631	1,768,725
		24,940,346

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.2%
3i Group plc	68,813	$2,439,586
Antofagasta plc	47,452	1,221,141
Ashtead Group plc	11,037	785,641
AstraZeneca plc - ADR	49,298	3,339,940
Aviva plc	147,903	926,995
British Land Co. plc (The)	62,287	310,598
Bunzl plc	5,822	223,965
Burberry Group plc	13,434	205,665
Coca-Cola Europacific Partners plc	26,855	1,878,507
Compass Group plc	35,682	1,046,146
GSK plc - ADR (a)	42,060	1,803,112
GSK plc	17,282	372,673
Haleon plc - ADR	17,287	146,767
Halma plc	11,061	330,575
HSBC Holdings plc - ADR (a)	52,192	2,054,277
HSBC Holdings plc	27,340	213,557
Informa plc	116,498	1,222,131
J Sainsbury plc	86,209	294,207
Kingfisher plc	161,921	509,675
Land Securities Group plc	31,696	263,223
Legal & General Group plc	210,040	674,393
Lloyds Banking Group plc	437,921	286,022
London Stock Exchange Group plc	7,929	949,683
Mondi plc	21,858	384,976
National Grid plc	77,306	1,040,074
NatWest Group plc	160,250	536,978
PEARSON plc - ADR	97,877	1,288,061
PEARSON plc	24,794	326,068
Reckitt Benckiser Group plc - ADR	34,350	390,560
Reckitt Benckiser Group plc	3,212	182,910
RELX plc - ADR (a)	25,844	1,118,787
RELX plc	74,635	3,225,301
Sage Group plc (The) - ADR (a)	2,320	150,684
Sage Group plc (The)	14,027	224,038
Segro plc	49,056	559,575
Severn Trent plc	16,234	506,077

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.2% (Continued)
Taylor Wimpey plc	108,822	$188,230
Tesco plc - ADR	293	3,358
Unilever plc - ADR	37,052	1,859,640
United Utilities Group plc	59,321	770,403
Whitbread plc	5,438	227,450
		34,481,649

TOTAL COMMON STOCKS (COST $279,132,764)		$413,524,420

CORPORATE NOTES - 0.8%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	1.000%	06/14/24	$450,000	$444,111
Calvert Impact Capital, Inc. (d)	3.000%	06/17/24	290,000	287,259
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	120,000	117,100
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	500,000	479,351
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	400,000	376,731
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	620,000	572,024
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	200,000	190,994
Capital Impact Partners Investment (d)	5.750%	06/15/24	620,000	620,353
Capital Impact Partners Investment (d)	5.000%	12/15/26	300,000	300,308
TOTAL CORPORATE NOTES (COST $3,500,000)				$3,388,231

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (f) (COST $1,073,861)	1,073,861	$1,073,861

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 8.8%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (f)(g) (COST $37,096,113)	37,096,113	$37,096,113

TOTAL INVESTMENTS - (COST $320,802,738) - 108.1%		$455,082,625

LIABILITES IN EXCESS OF OTHER ASSETS - (8.1%)		(34,135,111)

NET ASSETS - 100.0%		$420,947,514

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $36,184,671.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	$450,000	$444,111	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	290,000	287,259	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	120,000	117,100	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	500,000	479,351	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	400,000	376,731	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	620,000	572,024	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	190,994	0.0	%(c)
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	620,000	620,353	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	300,308	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(c)
		$4,252,376	$3,389,100	0.8%

(e)	Security value had been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of March 31, 2024 representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt

CDI - CHESS Depositary Interest

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

March 31, 2024 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 8.4%
Advertising & Marketing	0.4%
Entertainment Content	0.8%
Internet Media & Services	2.5%
Publishing & Broadcasting	0.7%
Telecommunications	4.0%
Consumer Discretionary - 9.6%
Apparel & Textile Products	1.3%
Automotive	3.5%
E-Commerce Discretionary	1.0%
Home Construction	0.9%
Leisure Facilities & Services	0.5%
Leisure Products	0.2%
Retail - Discretionary	2.1%
Wholesale - Discretionary	0.1%
Consumer Staples - 6.1%
Beverages	1.0%
Food	1.4%
Household Products	1.7%
Retail - Consumer Staples	1.3%
Wholesale - Consumer Staples	0.7%
Energy - 3.4%
Oil & Gas Producers	3.3%
Renewable Energy	0.1%
Financials - 22.6%
Asset Management	1.7%
Banking	13.8%
Institutional Financial Services	1.3%
Insurance	5.5%
Specialty Finance	0.3%
Health Care - 8.0%
Biotech & Pharma	5.8%
Health Care Facilities & Services	0.6%
Medical Equipment & Devices	1.6%

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

Common Stocks by Sector/Industry (Continued)	% of Net Assets
Industrials - 9.7%
Commercial Support Services	1.7%
Electrical Equipment	2.5%
Engineering & Construction	0.1%
Industrial Intermediate Products	0.1%
Industrial Support Services	0.5%
Machinery	1.2%
Professional Services	0.1%
Transportation & Logistics	3.5%
Materials - 7.2%
Chemicals	2.4%
Construction Materials	0.6%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	0.6%
Metals & Mining	2.7%
Steel	0.4%
Real Estate - 3.5%
Real Estate Owners & Developers	1.7%
Real Estate Services	0.1%
REITs	1.7%
Technology - 17.9%
Semiconductors	7.1%
Software	0.7%
Technology Hardware	4.6%
Technology Services	5.5%
Utilities - 1.8%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.1%
Gas & Water Utilities	0.5%
98.2%

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Fair Value
ADVERTISING & MARKETING - 0.3%
Interpublic Group of Cos., Inc. (The)	12,630	$412,117
Omnicom Group, Inc.	10,229	989,758
		1,401,875
APPAREL & TEXTILE PRODUCTS - 0.4%
NIKE, Inc. - Class B	22,680	2,131,466

ASSET MANAGEMENT - 1.7%
Ameriprise Financial, Inc.	1,540	675,198
BlackRock, Inc.	4,002	3,336,467
Charles Schwab Corp. (The)	37,470	2,710,580
Franklin Resources, Inc. (a)	24,430	686,727
Invesco Ltd.	34,830	577,830
Raymond James Financial, Inc. (a)	3,370	432,775
T. Rowe Price Group, Inc.	5,830	710,794
		9,130,371
AUTOMOTIVE - 0.8%
Aptiv plc (b)	7,050	561,532
BorgWarner, Inc.	14,870	516,584
Ford Motor Co.	82,203	1,091,656
General Motors Co.	46,330	2,101,066
		4,270,838
BANKING - 7.7%
Bank of America Corp.	204,460	7,753,123
Citigroup, Inc.	63,306	4,003,471
Citizens Financial Group, Inc.	22,720	824,509
Comerica, Inc.	6,760	371,732
Fifth Third Bancorp (a)	30,060	1,118,533
Huntington Bancshares, Inc.	76,040	1,060,758
JPMorgan Chase & Co.	83,705	16,766,111
KeyCorp	32,990	521,572
M&T Bank Corp. (a)	8,184	1,190,281
PNC Financial Services Group, Inc. (The)	13,561	2,191,458
Regions Financial Corp.	43,890	923,446
Truist Financial Corp.	70,530	2,749,259
U.S. Bancorp	45,077	2,014,942
		41,489,195

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
BEVERAGES - 1.7%
Coca-Cola Co. (The)	58,530	$3,580,865
Keurig Dr Pepper, Inc.	12,430	381,228
PepsiCo, Inc.	30,279	5,299,128
		9,261,221
BIOTECH & PHARMA - 8.0%
AbbVie, Inc.	30,160	5,492,136
Amgen, Inc.	15,040	4,276,173
Biogen, Inc. (b)	5,000	1,078,150
Bristol-Myers Squibb Co.	83,350	4,520,070
Gilead Sciences, Inc.	39,650	2,904,362
Johnson & Johnson	70,781	11,196,846
Merck & Co., Inc.	64,480	8,508,136
Moderna, Inc. (b)	9,330	994,205
Regeneron Pharmaceuticals, Inc. (b)	1,920	1,847,981
Vertex Pharmaceuticals, Inc. (b)	1,070	447,271
Zoetis, Inc.	10,000	1,692,100
		42,957,430
CABLE & SATELLITE - 0.9%
Comcast Corp. - Class A	106,200	4,603,770

CHEMICALS - 3.8%
Air Products & Chemicals, Inc.	11,917	2,887,132
Albemarle Corp. (a)	2,090	275,337
Dow, Inc.	14,230	824,344
DuPont de Nemours, Inc.	8,138	623,940
Ecolab, Inc.	3,050	704,245
International Flavors & Fragrances, Inc.	6,622	569,426
Linde plc	15,566	7,227,605
LyondellBasell Industries N.V. - Class A	63,530	6,497,848
Mosaic Co. (The)	22,700	736,842
		20,346,719
COMMERCIAL SUPPORT SERVICES - 1.1%
Republic Services, Inc.	11,450	2,191,988
Robert Half, Inc.	5,180	410,670
Rollins, Inc.	14,870	688,035
Waste Management, Inc.	12,790	2,726,189
		6,016,882

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.2%
Amcor plc	116,400	$1,106,964

DIVERSIFIED INDUSTRIALS - 1.5%
Dover Corp.	7,683	1,361,351
Emerson Electric Co.	28,364	3,217,045
Illinois Tool Works, Inc.	12,695	3,406,449
		7,984,845
E-COMMERCE DISCRETIONARY - 0.1%
eBay, Inc.	12,910	681,390

ELECTRIC UTILITIES - 4.5%
AES Corp. (The)	22,334	400,448
Alliant Energy Corp.	9,970	502,488
Ameren Corp. (a)	7,630	564,315
American Electric Power Co., Inc.	16,270	1,400,847
CenterPoint Energy, Inc. (a)	19,510	555,840
CMS Energy Corp.	12,530	756,060
Consolidated Edison, Inc.	29,931	2,718,034
DTE Energy Co.	7,370	826,472
Duke Energy Corp.	29,394	2,842,694
Edison International (a)	16,627	1,176,028
Eversource Energy	23,210	1,387,262
Exelon Corp.	26,010	977,196
NextEra Energy, Inc.	67,600	4,320,316
PPL Corp.	22,540	620,526
Sempra	16,966	1,218,668
Southern Co. (The)	41,691	2,990,912
WEC Energy Group, Inc.	7,950	652,854
Xcel Energy, Inc.	9,744	523,740
		24,434,700
ELECTRICAL EQUIPMENT - 3.5%
Carrier Global Corp. (a)	15,630	908,572
Generac Holdings, Inc. (a)(b)	5,380	678,633
Johnson Controls International plc	45,737	2,987,541
Keysight Technologies, Inc. (b)	28,910	4,520,946
Otis Worldwide Corp.	20,480	2,033,049
Rockwell Automation, Inc.	7,420	2,161,669
TE Connectivity Ltd.	14,490	2,104,528

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.5% (Continued)
Trane Technologies plc	10,350	$3,107,070
Trimble, Inc. (b)	8,990	578,596
		19,080,604
ENTERTAINMENT CONTENT - 1.5%
Electronic Arts, Inc.	3,150	417,910
Fox Corp. - Class B	26,390	755,282
Walt Disney Co. (The)	51,779	6,335,678
Warner Bros. Discovery, Inc. (b)	57,457	501,600
		8,010,470
FOOD - 1.1%
Conagra Brands, Inc.	16,070	476,315
General Mills, Inc.	31,030	2,171,169
J.M. Smucker Co. (The)	5,630	708,648
Kellanova (a)	12,810	733,885
Kraft Heinz Co. (The)	3,920	144,648
McCormick & Co., Inc.	6,090	467,773
Mondelez International, Inc. - Class A	20,922	1,464,540
		6,166,978
GAS & WATER UTILITIES - 0.3%
American Water Works Co., Inc.	7,680	938,573
NiSource, Inc.	19,060	527,199
		1,465,772
HEALTH CARE FACILITIES & SERVICES - 3.9%
Cardinal Health, Inc.	13,940	1,559,886
Cencora, Inc.	6,580	1,598,874
Charles River Laboratories International, Inc. (b)	1,600	433,520
CVS Health Corp.	43,164	3,442,761
Elevance Health, Inc.	7,690	3,987,572
Henry Schein, Inc. (b)	24,110	1,820,787
Humana, Inc. (a)	3,510	1,216,987
IQVIA Holdings, Inc. (b)	2,920	738,439
Laboratory Corp. of America Holdings	5,410	1,181,869
McKesson Corp.	6,224	3,341,354
Quest Diagnostics, Inc.	11,780	1,568,036
		20,890,085
HOME CONSTRUCTION - 0.1%
Masco Corp.	5,880	463,814

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 2.7%
Church & Dwight Co., Inc. (a)	4,060	$423,499
Clorox Co. (The)	4,350	666,028
Colgate-Palmolive Co.	9,540	859,077
Estée Lauder Cos., Inc. (The) - Class A	2,580	397,707
Kenvue, Inc.	17,640	378,554
Kimberly-Clark Corp.	12,700	1,642,745
Procter & Gamble Co. (The)	62,816	10,191,896
		14,559,506
INDUSTRIAL SUPPORT SERVICES - 0.3%
Fastenal Co.	9,800	755,972
W.W. Grainger, Inc.	870	885,051
		1,641,023
INSTITUTIONAL FINANCIAL SERVICES - 3.0%
Bank of New York Mellon Corp. (The)	38,024	2,190,943
CME Group, Inc.	11,190	2,409,095
Goldman Sachs Group, Inc. (The)	10,260	4,285,499
Intercontinental Exchange, Inc.	16,370	2,249,729
Morgan Stanley	31,741	2,988,733
Nasdaq, Inc.	7,520	474,512
Northern Trust Corp.	6,297	559,929
State Street Corp.	11,380	879,902
		16,038,342
INSURANCE - 5.9%
Aflac, Inc.	25,980	2,230,643
Allstate Corp. (The)	13,549	2,344,112
American International Group, Inc. (a)	22,987	1,796,894
Aon plc - Class A	4,280	1,428,321
Arthur J. Gallagher & Co.	4,520	1,130,181
Berkley (W.R.) Corp.	9,825	868,923
Brown & Brown, Inc.	15,040	1,316,602
Chubb Ltd.	13,700	3,550,081
Cincinnati Financial Corp.	9,332	1,158,754
Everest Group Ltd.	2,840	1,128,900
Globe Life, Inc.	7,730	899,540
Hartford Financial Services Group, Inc. (The)	10,830	1,116,031
Loews Corp.	5,440	425,898
Marsh & McLennan Cos., Inc.	9,860	2,030,963
MetLife, Inc.	29,933	2,218,335

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
INSURANCE - 5.9% (Continued)
Principal Financial Group, Inc.	13,800	$1,191,078
Progressive Corp. (The)	15,160	3,135,391
Prudential Financial, Inc.	14,160	1,662,384
Travelers Cos., Inc. (The)	9,613	2,212,336
		31,845,367
INTERNET MEDIA & SERVICES - 0.2%
Alphabet, Inc. - Class C (b)	3,320	505,503
VeriSign, Inc. (b)	2,960	560,950
		1,066,453
LEISURE FACILITIES & SERVICES - 1.4%
Hilton Worldwide Holdings, Inc.	3,170	676,193
McDonald's Corp.	10,860	3,061,977
Norwegian Cruise Line Holdings Ltd. (b)	25,960	543,343
Starbucks Corp.	16,870	1,541,749
Yum! Brands, Inc.	12,440	1,724,806
		7,548,068
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	8,300	469,116

MACHINERY - 1.5%
Deere & Co.	6,357	2,611,074
IDEX Corp.	2,840	693,017
Ingersoll-Rand, Inc.	6,920	657,054
Nordson Corp.	2,610	716,550
Stanley Black & Decker, Inc.	7,150	700,200
Veralto Corp.	8,640	766,022
Xylem, Inc.	13,260	1,713,722
		7,857,639
MEDICAL EQUIPMENT & DEVICES - 6.9%
Abbott Laboratories	42,910	4,877,151
Agilent Technologies, Inc.	5,280	768,293
Baxter International, Inc.	15,502	662,555
Becton, Dickinson and Co.	8,310	2,056,309
Bio-Rad Laboratories, Inc. - Class A (b)	1,620	560,309
Bio-Techne Corp. (a)	7,100	499,769
Boston Scientific Corp. (b)	21,060	1,442,399
Cooper Cos., Inc. (The)	4,680	474,833
Danaher Corp.	24,190	6,040,727

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 6.9% (Continued)
Edwards Lifesciences Corp. (b)	15,350	$1,466,846
GE HealthCare Technologies, Inc.	8,650	786,372
IDEXX Laboratories, Inc. (b)	1,340	723,506
Illumina, Inc. (b)	4,410	605,581
Intuitive Surgical, Inc. (b)	3,050	1,217,225
Medtronic plc (a)	42,020	3,662,043
Mettler-Toledo International, Inc. (b)	1,160	1,544,296
ResMed, Inc. (a)	2,370	469,331
Revvity, Inc.	12,650	1,328,250
STERIS plc (a)	3,150	708,183
Stryker Corp.	3,450	1,234,652
Thermo Fisher Scientific, Inc.	9,294	5,401,766
Zimmer Biomet Holdings, Inc. (a)	5,900	778,682
		37,309,078
METALS & MINING - 0.1%
Newmont Corp.	15,380	551,219

OIL & GAS PRODUCERS - 3.9%
ConocoPhillips	49,467	6,296,160
Occidental Petroleum Corp.	42,950	2,791,320
ONEOK, Inc.	5,450	436,927
Pioneer Natural Resources Co.	21,290	5,588,625
Valero Energy Corp.	35,310	6,027,064
		21,140,096
OIL & GAS SERVICES & EQUIPMENT - 1.4%
Baker Hughes Co.	105,370	3,529,895
Schlumberger Ltd.	78,156	4,283,730
		7,813,625
REAL ESTATE SERVICES - 0.2%
CBRE Group, Inc. - Class A (b)	8,480	824,595

REITS - 4.0%
Alexandria Real Estate Equities, Inc.	5,380	693,536
American Tower Corp.	4,760	940,528
AvalonBay Communities, Inc.	3,750	695,850
Boston Properties, Inc.	7,640	498,968
Crown Castle, Inc.	12,150	1,285,835
Digital Realty Trust, Inc.	2,790	401,872

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
REITS - 4.0% (Continued)
Equinix, Inc.	2,800	$2,310,924
Equity Residential	7,500	473,325
Extra Space Storage, Inc.	3,150	463,050
Federal Realty Investment Trust	4,450	454,434
Healthpeak Properties, Inc.	34,680	650,250
Host Hotels & Resorts, Inc. (a)	41,200	852,016
Kimco Realty Corp.	22,420	439,656
Mid-America Apartment Communities, Inc.	2,890	380,266
Prologis, Inc.	28,910	3,764,660
Public Storage	3,200	928,192
Realty Income Corp.	26,060	1,409,846
Regency Centers Corp.	9,230	558,969
SBA Communications Corp. - Class A	1,660	359,722
Simon Property Group, Inc.	8,469	1,325,314
UDR, Inc.	14,880	556,661
Ventas, Inc.	11,270	490,696
Welltower, Inc.	17,680	1,652,019
		21,586,589
RETAIL - CONSUMER STAPLES - 3.0%
Costco Wholesale Corp.	4,360	3,194,267
Dollar General Corp.	5,410	844,284
Dollar Tree, Inc. (b)	3,450	459,367
Kroger Co. (The)	20,514	1,171,965
Target Corp.	9,860	1,747,291
Walgreen Boots Alliance, Inc. (a)	72,610	1,574,911
Walmart, Inc.	119,130	7,168,052
		16,160,137
RETAIL - DISCRETIONARY - 2.6%
AutoZone, Inc. (b)	240	756,396
Best Buy Co., Inc. (a)	4,800	393,744
CarMax, Inc. (a)(b)	7,850	683,814
Genuine Parts Co.	4,570	708,030
Home Depot, Inc. (The)	15,792	6,057,811
Lowe's Cos., Inc.	17,510	4,460,322
TJX Cos., Inc. (The)	12,030	1,220,083
		14,280,200
SEMICONDUCTORS - 2.5%
Intel Corp.	99,778	4,407,194

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 2.5% (Continued)
Microchip Technology, Inc. (a)	4,630	$415,357
Micron Technology, Inc.	24,860	2,930,746
QUALCOMM, Inc.	13,770	2,331,261
Texas Instruments, Inc.	18,640	3,247,274
		13,331,832
SOFTWARE - 2.3%
ANSYS, Inc. (b)	1,760	611,002
Autodesk, Inc. (b)	2,650	690,113
Cadence Design Systems, Inc. (b)	2,340	728,395
Gen Digital, Inc. (a)	18,890	423,136
Intuit, Inc.	600	390,000
Microsoft Corp.	8,620	3,626,606
Oracle Corp.	12,032	1,511,340
Roper Technologies, Inc.	4,500	2,523,780
Salesforce, Inc.	1,410	424,664
Synopsys, Inc. (b)	920	525,780
Tyler Technologies, Inc. (b)	1,720	731,017
		12,185,833
SPECIALTY FINANCE - 1.0%
American Express Co.	9,754	2,220,888
Capital One Financial Corp. (a)	12,880	1,917,703
Discover Financial Services	5,770	756,390
Synchrony Financial	14,390	620,497
		5,515,478
TECHNOLOGY HARDWARE - 1.7%
Apple, Inc.	1,600	274,368
Cisco Systems, Inc.	117,190	5,848,953
Corning, Inc.	32,890	1,084,054
Hewlett Packard Enterprise Co.	46,690	827,814
HP, Inc.	40,700	1,229,954
		9,265,143
TECHNOLOGY SERVICES - 5.2%
Accenture plc - Class A	16,780	5,816,116
Automatic Data Processing, Inc.	10,480	2,617,275
Cognizant Technology Solutions Corp. - Class A	15,450	1,132,330
CoStar Group, Inc. (b)	4,230	408,618
Fidelity National Information Services, Inc.	21,130	1,567,423
Fiserv, Inc. (b)	8,480	1,355,274

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 5.2% (Continued)
Global Payments, Inc.	5,710	$763,199
Mastercard, Inc. - Class A	5,040	2,427,113
Moody's Corp.	1,100	432,333
MSCI, Inc.	1,140	638,913
Paychex, Inc.	3,334	409,415
PayPal Holdings, Inc. (b)	28,270	1,893,807
S&P Global, Inc.	9,180	3,905,631
Verisk Analytics, Inc.	5,050	1,190,437
Visa, Inc. - Class A (a)	13,160	3,672,693
		28,230,577
TELECOMMUNICATIONS - 2.0%
AT&T, Inc.	191,746	3,374,730
T-Mobile US, Inc.	8,950	1,460,819
Verizon Communications, Inc.	142,640	5,985,174
		10,820,723
TRANSPORTATION & LOGISTICS - 3.0%
American Airlines Group, Inc. (b)	26,610	408,463
C.H. Robinson Worldwide, Inc. (a)	6,070	462,170
CSX Corp.	41,490	1,538,034
Delta Air Lines, Inc.	19,150	916,710
FedEx Corp.	8,230	2,384,560
J.B. Hunt Transport Services, Inc.	1,410	280,943
Norfolk Southern Corp.	8,850	2,255,600
Southwest Airlines Co.	36,990	1,079,738
Union Pacific Corp.	10,560	2,597,021
United Airlines Holdings, Inc. (b)	13,060	625,313
United Parcel Service, Inc. - Class B	26,280	3,905,996
		16,454,548
TRANSPORTATION EQUIPMENT - 0.1%
Westinghouse Air Brake Technologies Corp.	3,040	442,867

WHOLESALE - CONSUMER STAPLES - 0.6%
Archer-Daniels-Midland Co.	30,130	1,892,465
Sysco Corp.	18,680	1,516,443
		3,408,908

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
WHOLESALE - DISCRETIONARY - 0.1%
LKQ Corp.	11,370	$607,272

TOTAL COMMON STOCKS (COST $419,178,528)		$532,849,623

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (c)	1.000%	06/14/24	$750,000	$740,185
Calvert Impact Capital, Inc. (c)	3.000%	06/17/24	280,000	277,353
Calvert Impact Capital, Inc. (c)	3.000%	12/15/24	250,000	243,959
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	280,000	268,436
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	450,000	423,823
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	350,000	322,917
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	800,000	763,977
Capital Impact Partners Investment (c)	5.750%	06/15/24	350,000	350,199
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	1,001,029
TOTAL CORPORATE NOTES (COST $4,510,000)				$4,391,878

MONEY MARKET FUNDS - 0.1%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (d) (COST $740,168)	740,168	$740,168

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (d)(e) (COST $17,860,135)	17,860,135	$17,860,135

TOTAL INVESTMENTS - (COST $442,288,831) - 103.0%		$555,841,804

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0%)		(16,459,601)

NET ASSETS - 100.0%		$539,382,203

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $17,563,304.
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	$750,000	$740,185	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	280,000	277,353	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	250,000	243,959	0.0	%(f)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	280,000	268,436	0.0	%(f)
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	450,000	423,823	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	350,000	322,917	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	763,977	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	350,000	350,199	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,001,029	0.2%
		$4,510,000	$4,391,878	0.8%

(d)	The rate shown is the 7-day effective yield as of March 31, 2024.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
Interpublic Group of Cos., Inc. (The)	23,990	$782,794

APPAREL & TEXTILE PRODUCTS - 0.2%
NIKE, Inc. - Class B	14,510	1,363,650

ASSET MANAGEMENT - 0.3%
Blackstone, Inc.	12,970	1,703,869

AUTOMOTIVE - 2.1%
Tesla, Inc. (a)	69,260	12,175,215

BEVERAGES - 0.7%
Coca-Cola Co. (The)	29,840	1,825,611
PepsiCo, Inc.	13,850	2,423,889
		4,249,500
BIOTECH & PHARMA - 4.3%
AbbVie, Inc.	7,461	1,358,648
Eli Lilly & Co.	21,650	16,842,834
Merck & Co., Inc.	23,611	3,115,471
Regeneron Pharmaceuticals, Inc. (a)	1,821	1,752,694
Vertex Pharmaceuticals, Inc. (a)	4,274	1,786,575
Zoetis, Inc.	5,260	890,045
		25,746,267
CHEMICALS - 1.3%
Linde plc	13,918	6,462,406
LyondellBasell Industries N.V. - Class A	10,990	1,124,057
		7,586,463
COMMERCIAL SUPPORT SERVICES - 0.4%
Cintas Corp.	1,770	1,216,043
Republic Services, Inc.	3,500	670,040
Waste Management, Inc.	2,274	484,703
		2,370,786
DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	5,274	1,415,172

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
E-COMMERCE DISCRETIONARY - 5.3%
Amazon.com, Inc. (a)	175,000	$31,566,500

ELECTRIC UTILITIES - 0.1%
Sempra	8,850	635,696

ELECTRICAL EQUIPMENT - 1.2%
Amphenol Corp. - Class A	5,972	688,870
Carrier Global Corp. (b)	10,260	596,414
Keysight Technologies, Inc. (a)	3,981	622,549
Otis Worldwide Corp.	4,950	491,386
Rockwell Automation, Inc.	3,288	957,893
TE Connectivity Ltd.	1,870	271,599
Trane Technologies plc	10,630	3,191,126
		6,819,837
ENTERTAINMENT CONTENT - 0.2%
Electronic Arts, Inc.	4,545	602,985
Walt Disney Co. (The)	5,103	624,403
		1,227,388
FOOD - 0.2%
Mondelez International, Inc. - Class A	18,040	1,262,800

GAS & WATER UTILITIES - 0.0% (c)
American Water Works Co., Inc.	1,610	196,758

HEALTH CARE FACILITIES & SERVICES - 0.7%
Cencora, Inc.	2,670	648,783
DaVita, Inc. (a)	3,750	517,687
Elevance Health, Inc.	1,320	684,473
Henry Schein, Inc. (a)	1,250	94,400
IQVIA Holdings, Inc. (a)	2,778	702,528
McKesson Corp.	1,910	1,025,384
Quest Diagnostics, Inc.	3,080	409,979
		4,083,234
HOME CONSTRUCTION - 0.4%
D.R. Horton, Inc.	4,420	727,311
Lennar Corp. - Class A	2,660	457,467
PulteGroup, Inc.	9,050	1,091,611
		2,276,389

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc. (b)	4,800	$500,688
Colgate-Palmolive Co.	10,057	905,633
Procter & Gamble Co. (The)	31,360	5,088,160
		6,494,481
INDUSTRIAL SUPPORT SERVICES - 0.7%
Fastenal Co.	6,190	477,496
United Rentals, Inc.	1,770	1,276,365
W.W. Grainger, Inc.	2,530	2,573,769
		4,327,630
INSTITUTIONAL FINANCIAL SERVICES - 0.1%
Nasdaq, Inc.	8,490	535,719

INSURANCE - 0.4%
Aon plc - Class A	2,560	854,323
Arch Capital Group Ltd. (a)	5,760	532,454
Progressive Corp. (The)	5,690	1,176,806
		2,563,583
INTERNET MEDIA & SERVICES - 14.6%
Airbnb, Inc. - Class A (a)	4,890	806,654
Alphabet, Inc. - Class A (a)	156,720	23,653,750
Alphabet, Inc. - Class C (a)	124,120	18,898,511
Booking Holdings, Inc.	960	3,482,765
Meta Platforms, Inc. - Class A	58,280	28,299,602
Netflix, Inc. (a)	11,970	7,269,740
Uber Technologies, Inc. (a)	57,750	4,446,173
		86,857,195
LEISURE FACILITIES & SERVICES - 1.7%
Chipotle Mexican Grill, Inc. (a)	907	2,636,440
Hilton Worldwide Holdings, Inc.	7,350	1,567,829
Marriott International, Inc. - Class A	6,510	1,642,538
McDonald's Corp.	7,377	2,079,945
Royal Caribbean Cruises Ltd. (a)	6,470	899,395
Starbucks Corp.	13,262	1,212,014
		10,038,161
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	12,240	691,805

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
MACHINERY - 0.8%
Deere & Co.	3,936	$1,616,673
Ingersoll-Rand, Inc.	17,600	1,671,120
Veralto Corp.	10,924	968,522
Xylem, Inc.	3,590	463,971
		4,720,286
MEDICAL EQUIPMENT & DEVICES - 3.5%
Agilent Technologies, Inc.	4,905	713,726
Align Technology, Inc. (a)	1,550	508,276
Boston Scientific Corp. (a)	21,830	1,495,137
Cooper Cos., Inc. (The)	5,244	532,056
Danaher Corp.	14,694	3,669,386
DexCom, Inc. (a)	5,670	786,429
Edwards Lifesciences Corp. (a)	9,550	912,598
IDEXX Laboratories, Inc. (a)	1,700	917,881
Intuitive Surgical, Inc. (a)	6,880	2,745,739
Medtronic plc	4,680	407,862
Mettler-Toledo International, Inc. (a)	550	732,209
Stryker Corp.	1,880	672,796
Thermo Fisher Scientific, Inc.	9,165	5,326,790
Waters Corp. (a)	1,646	566,603
West Pharmaceutical Services, Inc.	2,130	842,862
		20,830,350
OIL & GAS PRODUCERS - 0.9%
ConocoPhillips	23,820	3,031,810
ONEOK, Inc.	5,850	468,994
Pioneer Natural Resources Co.	5,730	1,504,125
		5,004,929
OIL & GAS SERVICES & EQUIPMENT - 0.3%
Baker Hughes Co.	30,530	1,022,755
Schlumberger Ltd.	17,770	973,974
		1,996,729
REITS - 1.2%
American Tower Corp.	6,442	1,272,875
Digital Realty Trust, Inc.	3,940	567,518
Equinix, Inc.	1,777	1,466,611
Host Hotels & Resorts, Inc. (b)	46,150	954,382
Iron Mountain, Inc.	8,670	695,421
Prologis, Inc.	6,088	792,779

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
REITS - 1.2% (Continued)
Public Storage	2,790	$809,267
Simon Property Group, Inc.	2,700	422,523
		6,981,376
RETAIL - CONSUMER STAPLES - 0.6%
Costco Wholesale Corp.	4,443	3,255,075
Walmart, Inc.	7,770	467,521
		3,722,596
RETAIL - DISCRETIONARY - 3.2%
AutoZone, Inc. (a)	659	2,076,937
Builders FirstSource, Inc. (a)	2,700	563,085
Home Depot, Inc. (The)	16,306	6,254,982
Lowe's Cos., Inc.	6,789	1,729,362
Lululemon Athletica, Inc. (a)	3,200	1,250,080
O'Reilly Automotive, Inc. (a)	1,810	2,043,273
Ross Stores, Inc.	9,900	1,452,924
TJX Cos., Inc. (The)	25,513	2,587,528
Tractor Supply Co. (b)	2,060	539,143
Ulta Beauty, Inc. (a)	1,070	559,482
		19,056,796
SEMICONDUCTORS - 15.8%
Advanced Micro Devices, Inc. (a)	42,406	7,653,859
Applied Materials, Inc.	22,816	4,705,344
Broadcom, Inc.	11,549	15,307,160
KLA Corp.	3,560	2,486,909
Lam Research Corp.	4,073	3,957,205
Monolithic Power Systems, Inc.	1,260	853,549
NVIDIA Corp.	62,256	56,252,031
NXP Semiconductors N.V.	2,460	609,514
QUALCOMM, Inc.	10,950	1,853,835
Texas Instruments, Inc.	497	86,583
		93,765,989
SOFTWARE - 16.8%
Adobe, Inc. (a)	11,717	5,912,398
Akamai Technologies, Inc. (a)	120	13,051
ANSYS, Inc. (a)	2,190	760,280
Autodesk, Inc. (a)	3,330	867,199
Cadence Design Systems, Inc. (a)	10,624	3,307,039
Fortinet, Inc. (a)	12,990	887,347

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
SOFTWARE - 16.8% (Continued)
Intuit, Inc.	8,900	$5,785,000
Microsoft Corp.	128,238	53,952,291
Oracle Corp.	65,250	8,196,053
Palo Alto Networks, Inc. (a)	6,210	1,764,447
PTC, Inc. (a)	2,330	440,230
Roper Technologies, Inc.	2,400	1,346,016
Salesforce, Inc.	27,750	8,357,745
ServiceNow, Inc. (a)	6,293	4,797,783
Synopsys, Inc. (a)	6,460	3,691,890
Tyler Technologies, Inc. (a)	50	21,251
		100,100,020
SPECIALTY FINANCE - 0.3%
American Express Co.	8,500	1,935,365

TECHNOLOGY HARDWARE - 12.0%
Apple, Inc.	399,198	68,454,473
Arista Networks, Inc. (a)	7,440	2,157,451
NetApp, Inc.	5,800	608,826
Seagate Technology Holdings plc	3,180	295,899
		71,516,649
TECHNOLOGY SERVICES - 5.6%
Accenture plc - Class A	17,989	6,235,167
Automatic Data Processing, Inc.	6,670	1,665,766
Broadridge Financial Solutions, Inc.	2,596	531,816
CoStar Group, Inc. (a)	7,250	700,350
Fair Isaac Corp. (a)	880	1,099,657
Fiserv, Inc. (a)	11,266	1,800,532
Gartner, Inc. (a)	2,010	958,107
Mastercard, Inc. - Class A	17,186	8,276,262
Moody's Corp.	3,375	1,326,476
MSCI, Inc.	1,797	1,007,129
S&P Global, Inc.	2,944	1,252,525
Verisk Analytics, Inc.	460	108,436
Visa, Inc. - Class A (b)	30,613	8,543,476
		33,505,699
TRANSPORTATION & LOGISTICS - 0.9%
CSX Corp.	22,471	833,000
Delta Air Lines, Inc.	11,420	546,675

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 0.9% (Continued)
Expeditors International of Washington, Inc.	4,770	$579,889
J.B. Hunt Transport Services, Inc.	2,270	452,298
Old Dominion Freight Line, Inc.	5,900	1,293,929
Union Pacific Corp.	5,761	1,416,803
		5,122,594
WHOLESALE - CONSUMER STAPLES - 0.1%
Sysco Corp.	5,970	484,645

WHOLESALE - DISCRETIONARY - 0.4%
Copart, Inc. (a)	35,482	2,055,117

TOTAL COMMON STOCKS (COST $272,846,926)		$587,770,032

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	1.000%	06/14/24	$520,000	$513,195
Calvert Impact Capital, Inc. (d)	3.000%	06/17/24	550,000	544,801
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	150,000	146,376
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	670,000	642,330
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	500,000	470,914
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	750,000	691,964
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	450,000	429,737
Capital Impact Partners Investment (d)	5.750%	06/15/24	750,000	750,427
Capital Impact Partners Investment (d)	5.000%	12/15/26	500,000	500,514
TOTAL CORPORATE NOTES (COST $4,840,000)				$4,690,258

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (e) (COST $1,464,806)	1,464,806	$1,464,806

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (e)(f) (COST $10,266,034)	10,266,034	$10,266,034

TOTAL INVESTMENTS - (COST $289,417,766) - 101.6%		$604,191,130

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)		(9,541,281)

NET ASSETS - 100.0%		$594,649,849

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $10,058,040.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	$520,000	$513,195	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	550,000	544,801	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	150,000	146,376	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	670,000	642,330	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	500,000	470,914	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	750,000	691,964	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	429,737	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	750,000	750,427	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	500,514	0.1%
		$4,840,000	$4,690,258	0.8%

(e)	The rate shown is the 7-day effective yield as of March 31, 2024.
(f)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.2%
Barnes Group, Inc.	10,110	$375,587

APPAREL & TEXTILE PRODUCTS - 1.1%
Hanesbrands, Inc. (a)(b)	51,000	295,800
Kontoor Brands, Inc.	4,780	287,995
Movado Group, Inc.	6,810	190,203
Oxford Industries, Inc. (b)	3,465	389,466
Steven Madden Ltd.	11,935	504,612
Wolverine World Wide, Inc.	19,270	216,017
		1,884,093
ASSET MANAGEMENT - 0.9%
Artisan Partners Asset Management, Inc. - Class A (b)	8,840	404,607
B. Riley Financial, Inc. (b)	9,890	209,371
BrightSphere Investment Group, Inc.	7,030	160,565
Kennedy-Wilson Holdings, Inc. (b)	41,750	358,215
Virtus Investment Partners, Inc.	920	228,142
WisdomTree, Inc. (b)	21,350	196,206
		1,557,106
AUTOMOTIVE - 0.5%
Dana, Inc.	14,900	189,230
Dorman Products, Inc. (a)	2,970	286,278
Gentherm, Inc. (a)	4,670	268,899
Phinia, Inc.	5,290	203,295
		947,702
BANKING - 8.4%
Ameris Bancorp	7,424	359,173
Atlantic Union Bankshares Corp.	7,690	271,534
Axos Financial, Inc. (a)	8,590	464,204
Banc of California, Inc.	13,321	202,612
BancFirst Corp.	3,710	326,591
Bancorp, Inc. (The) (a)	10,190	340,957
Bank of Hawaii Corp.	5,430	338,778
BankUnited, Inc.	12,200	341,600
Banner Corp.	2,830	135,840
Berkshire Hills Bancorp, Inc.	7,000	160,440
Brookline Bancorp, Inc.	15,670	156,073
Capitol Federal Financial, Inc.	35,510	211,640

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
BANKING - 8.4% (Continued)
Cathay General Bancorp	6,960	$263,297
Central Pacific Financial Corp.	12,720	251,220
City Holding Co. (b)	2,750	286,605
Community Bank System, Inc.	2,820	135,445
Customers Bancorp, Inc. (a)	10,660	565,620
CVB Financial Corp. (b)	21,560	384,630
Dime Community Bancshares, Inc.	12,609	242,849
Eagle Bancorp, Inc.	10,010	235,135
FB Financial Corp.	7,386	278,157
First BanCorp.	38,970	683,534
First Bancorp/NC	5,760	208,051
First Financial Bancorp	9,830	220,389
First Hawaiian, Inc.	13,580	298,217
Fulton Financial Corp. (b)	14,520	230,723
Hanmi Financial Corp.	9,870	157,130
Heritage Financial Corp.	8,470	164,233
Hope Bancorp, Inc.	13,410	154,349
Independent Bank Corp.	4,640	241,373
Independent Bank Group, Inc.	4,740	216,381
Lakeland Financial Corp. (b)	3,090	204,929
National Bank Holdings Corp. - Class A	6,570	236,980
NBT Bancorp, Inc.	4,520	165,794
Northwest Bancshares, Inc.	21,190	246,863
OFG Bancorp	7,230	266,136
Pacific Premier Bancorp, Inc.	15,096	362,304
Park National Corp. (b)	2,050	278,492
Pathward Financial, Inc.	6,750	340,740
Preferred Bank	2,910	223,401
Provident Financial Services, Inc.	14,020	204,271
Renasant Corp.	5,600	175,392
Seacoast Banking Corp. of Florida	11,950	303,410
ServisFirst Bancshares, Inc. (b)	10,670	708,061
Simmons First National Corp. - Class A	12,940	251,812
SiriusPoint Ltd. (a)	21,000	266,910
Triumph Financial, Inc. (a)(b)	5,040	399,773
Trustmark Corp.	9,210	258,893
United Community Banks, Inc.	14,330	377,166
Veritex Holdings, Inc.	12,430	254,691

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
BANKING - 8.4% (Continued)
WaFd, Inc.	7,540	$218,886
WSFS Financial Corp.	7,320	330,425
		14,602,109
BEVERAGES - 0.1%
National Beverage Corp. (a)	4,440	210,722

BIOTECH & PHARMA - 2.9%
Alkermes plc (a)	13,270	359,219
Amphastar Pharmaceuticals, Inc. (a)	6,470	284,098
Arcus Biosciences, Inc. (a)	10,060	189,933
Catalyst Pharmaceutical, Inc. (a)	15,260	243,244
Certara, Inc. (a)	12,320	220,281
Collegium Pharmaceutical, Inc. (a)	9,800	380,436
Cytek Biosciences, Inc. (a)	13,860	93,001
Dynavax Technologies Corp. (a)	20,100	249,441
Harmony Biosciences Holdings, Inc. (a)	4,890	164,206
Innoviva, Inc. (a)	11,970	182,423
Ironwood Pharmaceuticals, Inc. (a)	20,430	177,945
Ligand Pharmaceuticals, Inc. (a)	2,760	201,756
Organon & Co.	34,670	651,796
Pacira BioSciences, Inc. (a)	8,940	261,227
Prestige Consumer Healthcare, Inc. (a)	6,630	481,073
REGENXBIO, Inc. (a)	11,450	241,251
Supernus Pharmaceuticals, Inc. (a)(b)	7,570	258,213
Vir Biotechnology, Inc. (a)	21,430	217,086
Xencor, Inc. (a)	8,400	185,892
		5,042,521
CHEMICALS - 2.9%
AdvanSix, Inc.	7,800	223,080
Balchem Corp.	5,560	861,522
H.B. Fuller Co.	10,240	816,538
Ingevity Corp. (a)	4,120	196,524
Innospec, Inc.	4,330	558,310
Materion Corp.	5,040	664,020
Minerals Technologies, Inc.	3,580	269,502
Quaker Chemical Corp.	1,500	307,875
Rogers Corp. (a)	3,610	428,471
Stepan Co.	2,730	245,809

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
CHEMICALS - 2.9% (Continued)
WD-40 Co. (b)	1,810	$458,491
		5,030,142
COMMERCIAL SUPPORT SERVICES - 2.7%
ABM Industries, Inc.	13,350	595,677
AMN Healthcare Services, Inc. (a)	9,180	573,842
Brady Corp. - Class A	14,310	848,297
CorVel Corp. (a)	2,390	628,474
Cross Country Healthcare, Inc. (a)	11,090	207,605
Enviri Corp. (a)	29,730	272,029
Healthcare Services Group, Inc. (a)	24,290	303,139
Heidrick & Struggles International, Inc.	6,300	212,058
Korn Ferry	8,880	583,949
UniFirst Corp.	1,790	310,440
Vestis Corp.	12,090	232,974
		4,768,484
CONSUMER SERVICES - 0.9%
Adtalem Global Education, Inc. (a)(b)	12,630	649,182
Medifast, Inc.	850	32,572
Perdoceo Education Corp.	16,740	293,954
Strategic Education, Inc.	2,550	265,506
Stride, Inc. (a)	5,850	368,843
		1,610,057
CONTAINERS & PACKAGING - 0.8%
Myers Industries, Inc.	10,120	234,480
O-I Glass, Inc. (a)	14,660	243,210
Sealed Air Corp.	13,560	504,432
UFP Technologies, Inc. (a)	1,370	345,514
		1,327,636
ELECTRIC UTILITIES - 1.3%
Avista Corp.	19,630	687,443
Clearway Energy, Inc. - Class C	28,910	666,375
MGE Energy, Inc. (b)	3,230	254,266
Otter Tail Corp.	4,280	369,792
Unitil Corp.	4,640	242,904
		2,220,780
ELECTRICAL EQUIPMENT - 3.2%
AAON, Inc. (b)	14,805	1,304,321
Advanced Energy Industries, Inc.	6,290	641,454

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.2% (Continued)
Alarm.com Holdings, Inc. (a)	7,330	$531,205
Badger Meter, Inc.	6,300	1,019,403
Hayward Holdings, Inc. (a)	12,720	194,743
Itron, Inc. (a)	3,570	330,297
Mesa Laboratories, Inc.	300	32,919
OSI Systems, Inc. (a)	2,550	364,191
SPX Technologies, Inc. (a)(b)	9,870	1,215,293
		5,633,826
ENGINEERING & CONSTRUCTION - 2.1%
Arcosa, Inc.	7,940	681,728
Dycom Industries, Inc. (a)	4,400	631,532
Frontdoor, Inc. (a)	14,390	468,826
Granite Construction, Inc. (b)	7,530	430,189
Installed Building Products, Inc.	3,410	882,269
MYR Group, Inc. (a)	2,470	436,573
NV5 Global, Inc. (a)(b)	2,110	206,801
		3,737,918
FOOD - 1.1%
B&G Foods, Inc.	12,120	138,653
Cal-Maine Foods, Inc.	7,550	444,317
Hain Celestial Group, Inc. (The) (a)	20,110	158,065
J & J Snack Foods Corp.	1,740	251,534
Simply Good Foods Co. (The) (a)(b)	9,530	324,306
TreeHouse Foods, Inc. (a)(b)	9,670	376,647
W.K. Kellogg Co.	13,630	256,244
		1,949,766
FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
Boise Cascade Co.	7,010	1,075,124
Mercer International, Inc.	26,240	261,088
Sylvamo Corp.	3,510	216,707
		1,552,919
GAS & WATER UTILITIES - 1.3%
American States Water Co.	5,890	425,494
California Water Service Group	14,610	679,073
Chesapeake Utilities Corp.	6,110	655,603
Middlesex Water Co.	3,200	168,000
SJW Group	7,380	417,634
		2,345,804

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
HEALTH CARE FACILITIES & SERVICES - 2.6%
AdaptHealth Corp. (a)	26,210	$301,677
Addus HomeCare Corp. (a)	2,750	284,185
Agiliti, Inc. (a)(b)	28,560	289,027
Ensign Group, Inc. (The) (b)	8,010	996,604
Fortrea Holdings, Inc. (a)(b)	7,690	308,677
Fulgent Genetics, Inc. (a)	6,100	132,370
NeoGenomics, Inc. (a)	17,840	280,445
Owens & Minor, Inc. (a)	12,410	343,881
Premier, Inc. - Class A	10,500	232,050
RadNet, Inc. (a)	11,320	550,831
Select Medical Holdings Corp.	16,840	507,726
U.S. Physical Therapy, Inc.	2,080	234,770
		4,462,243
HOME & OFFICE PRODUCTS - 0.6%
HNI Corp.	7,870	355,173
MillerKnoll, Inc.	10,390	257,256
Newell Brands, Inc.	50,860	408,406
		1,020,835
HOME CONSTRUCTION - 3.6%
American Woodmark Corp. (a)	2,980	302,947
Armstrong World Industries, Inc.	1,500	186,330
Cavco Industries, Inc. (a)	1,950	778,167
Century Communities, Inc.	2,300	221,950
Green Brick Partners, Inc. (a)	5,000	301,150
Griffon Corp.	3,880	284,559
Interface, Inc.	25,680	431,937
LGI Homes, Inc. (a)	3,980	463,153
M/I Homes, Inc. (a)	3,510	478,378
Masterbrand, Inc. (a)	15,020	281,475
MDC Holdings, Inc.	10,555	664,015
Meritage Homes Corp.	6,110	1,072,061
Patrick Industries, Inc.	2,420	289,117
TRI Pointe Homes, Inc. (a)	14,490	560,183
		6,315,422
HOUSEHOLD PRODUCTS - 0.7%
Central Garden & Pet Co. (a)	3,630	155,473
Central Garden & Pet Co. - Class A (a)	907	33,486
Clearwater Paper Corp. (a)	3,210	140,373

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 0.7% (Continued)
Edgewell Personal Care Co. (b)	6,520	$251,933
Nu Skin Enterprises, Inc. - Class A	7,900	109,257
Quanex Building Products Corp.	11,930	458,470
		1,148,992
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.5%
Enpro, Inc.	3,620	610,947
Gibraltar Industries, Inc. (a)	5,860	471,906
Insteel Industries, Inc.	3,950	150,969
Mueller Industries, Inc.	17,000	916,810
Proto Labs, Inc. (a)	4,540	162,305
Standex International Corp. (b)	2,030	369,907
		2,682,844
INDUSTRIAL SUPPORT SERVICES - 0.4%
DXP Enterprises, Inc. (a)	5,460	293,366
Resideo Technologies, Inc. (a)	18,410	412,752
		706,118
INSTITUTIONAL FINANCIAL SERVICES - 0.9%
Moelis & Co. - Class A	7,690	436,561
Piper Sandler Cos.	3,730	740,368
PJT Partners, Inc. - Class A (b)	2,180	205,487
StoneX Group, Inc. (a)	3,615	253,990
		1,636,406
INSURANCE - 4.1%
Ambac Financial Group, Inc. (a)	10,910	170,523
American Equity Investment Life Holding Co. (a)	12,720	715,118
Assured Guaranty Ltd.	7,980	696,255
BCG Group, Inc. - Class A	30,410	236,286
Employers Holdings, Inc.	5,510	250,099
Genworth Financial, Inc. - Class A (a)	116,460	748,838
Goosehead Insurance, Inc. - Class A (a)	3,070	204,523
Horace Mann Educators Corp.	5,960	220,460
Jackson Financial, Inc. - Class A	8,980	593,937
Lincoln National Corp.	26,790	855,405
Mercury General Corp.	4,640	239,424
NMI Holdings, Inc. - Class A (a)	14,340	463,756
Palomar Holdings, Inc. (a)	3,850	322,745
ProAssurance Corp. (a)	17,110	220,035
Radian Group, Inc.	20,170	675,090

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
INSURANCE - 4.1% (Continued)
Safety Insurance Group, Inc.	1,630	$133,970
Trupanion, Inc. (a)(b)	6,280	173,391
United Fire Group, Inc.	11,630	253,185
		7,173,040
INTERNET MEDIA & SERVICES - 0.9%
CarGurus, Inc. (a)	11,260	259,881
Cars.com, Inc. (a)	9,720	166,989
Shutterstock, Inc. (b)	3,610	165,374
TechTarget, Inc. (a)	4,120	136,290
TripAdvisor, Inc. (a)	14,320	397,953
Yelp, Inc. (a)	11,460	451,524
		1,578,011
LEISURE FACILITIES & SERVICES - 2.0%
Bloomin' Brands, Inc.	18,470	529,720
Brinker International, Inc. (a)(b)	7,800	387,504
Cheesecake Factory, Inc. (The)	7,530	272,209
Chuy's Holdings, Inc. (a)	6,950	234,424
Cinemark Holdings, Inc. (a)	8,560	153,823
Cracker Barrel Old Country Store, Inc. (b)	2,690	195,644
Dave & Buster's Entertainment, Inc. (a)	5,970	373,722
Dine Brands Global, Inc.	3,280	152,454
Jack in the Box, Inc.	2,970	203,386
Papa John's International, Inc.	3,820	254,412
Shake Shack, Inc. - Class A (a)	5,180	538,875
Six Flags Entertainment Corp. (a)	10,490	276,097
		3,572,270
LEISURE PRODUCTS - 0.7%
LCI Industries	4,750	584,535
Topgolf Callaway Brands Corp. (a)	17,110	276,669
Winnebago Industries, Inc.	3,720	275,280
		1,136,484
MACHINERY - 3.1%
Alamo Group, Inc.	1,800	410,994
Astec Industries, Inc.	4,830	211,119
Enerpac Tool Group Corp.	19,940	711,060
ESCO Technologies, Inc.	2,890	309,375
Federal Signal Corp.	4,750	403,133

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
MACHINERY - 3.1% (Continued)
Franklin Electric Co., Inc.	6,300	$672,903
Hillenbrand, Inc.	7,280	366,111
Ichor Holdings Ltd. (a)	8,140	314,367
John Bean Technologies Corp.	5,325	558,539
Kennametal, Inc.	10,250	255,635
Lindsay Corp.	3,140	369,452
Stellar Bancorp, Inc.	8,879	216,293
Tennant Co.	2,040	248,084
Titan International, Inc. (a)	33,750	420,525
		5,467,590
MEDICAL EQUIPMENT & DEVICES - 3.0%
Artivion, Inc. (a)	7,320	154,891
Avanos Medical, Inc. (a)	8,170	162,665
BioLife Solutions, Inc. (a)(b)	15,770	292,533
CONMED Corp.	3,920	313,914
Embecta Corp.	16,920	224,528
Glaukos Corp. (a)	7,100	669,459
Integer Holdings Corp. (a)(b)	4,160	485,389
LeMaitre Vascular, Inc.	5,530	366,971
Merit Medical Systems, Inc. (a)	10,140	768,105
Myriad Genetics, Inc. (a)	13,280	283,130
Omnicell, Inc. (a)	5,710	166,903
OraSure Technologies, Inc. (a)	28,300	174,045
STAAR Surgical Co. (a)	8,010	306,623
Tandem Diabetes Care, Inc. (a)(b)	9,020	319,398
Varex Imaging Corp. (a)	8,210	148,601
Vericel Corp. (a)(b)	6,960	362,059
		5,199,214
METALS & MINING - 1.5%
Alpha Metallurgical Resources, Inc.	1,690	559,677
Century Aluminum Co. (a)	13,620	209,612
Encore Wire Corp.	3,620	951,264
Haynes International, Inc.	4,750	285,570
Kaiser Aluminum Corp.	2,420	216,251
SunCoke Energy, Inc.	30,440	343,059
		2,565,433
OIL & GAS PRODUCERS - 2.2%
Core Laboratories, Inc. (b)	42,210	720,947

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS - 2.2% (Continued)
CVR Energy, Inc.	31,360	$1,118,298
Magnolia Oil & Gas Corp. - Class A (b)	16,130	418,573
SM Energy Co.	22,970	1,145,055
Talos Energy, Inc. (a)	20,310	282,918
World Kinect Corp.	6,780	179,331
		3,865,122
OIL & GAS SERVICES & EQUIPMENT - 1.0%
Bristow Group, Inc. (a)	39,022	1,061,398
Nabors Industries Ltd. (a)	4,600	396,198
DNOW, Inc. (a)	9,260	140,752
U.S. Silica Holdings, Inc. (a)	18,970	235,418
		1,833,766
PUBLISHING & BROADCASTING - 0.3%
E.W. Scripps Co. (The) - Class A (a)	5,930	23,305
John Wiley & Sons, Inc. - Class A	7,180	273,773
Scholastic Corp.	4,200	158,382
		455,460
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
St. Joe Co. (The)	2,610	151,302

REAL ESTATE SERVICES - 0.4%
Anywhere Real Estate, Inc. (a)	32,900	203,322
Cushman & Wakefield plc (a)	17,860	186,816
eXp World Holdings, Inc. (b)	9,950	102,783
Marcus & Millichap, Inc.	6,930	236,798
		729,719
REITS - 6.6%
Acadia Realty Trust	10,440	177,584
Alexander & Baldwin, Inc.	13,880	228,604
American Assets Trust, Inc.	11,550	253,060
Apple Hospitality REIT, Inc. (b)	26,940	441,277
Armada Hoffler Properties, Inc.	12,440	129,376
Brandywine Realty Trust	50,190	240,912
CareTrust REIT, Inc.	12,440	303,163
Chatham Lodging Trust	14,320	144,775
Community Healthcare Trust, Inc.	4,190	111,245
DiamondRock Hospitality Co.	28,340	272,347
Douglas Emmett, Inc.	25,910	359,372

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
REITS - 6.6% (Continued)
Easterly Government Properties, Inc.	20,710	$238,372
Elme Communities	17,640	245,549
Essential Properties Realty Trust, Inc. (b)	18,920	504,407
Four Corners Property Trust, Inc.	8,360	204,569
Franklin BSP Realty Trust, Inc. (b)	21,422	286,198
Getty Realty Corp.	8,400	229,740
Global Net Lease, Inc.	39,280	305,206
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	15,340	435,656
Highwoods Properties, Inc. (b)	13,520	353,954
Hudson Pacific Properties, Inc.	23,360	150,672
Innovative Industrial Properties, Inc. (b)	1,220	126,319
JBG SMITH Properties	11,590	186,020
LTC Properties, Inc.	4,500	146,295
LXP Industrial Trust	32,120	289,722
Macerich Co. (The)	33,280	573,414
Outfront Media, Inc.	24,990	419,582
Pebblebrook Hotel Trust	16,060	247,485
Phillips Edison & Co., Inc.	13,700	491,419
Retail Opportunity Investments Corp.	14,970	191,915
Safehold, Inc.	9,118	187,831
Saul Centers, Inc.	3,420	131,636
Service Properties Trust	28,860	195,671
SITE Centers Corp.	25,140	368,301
SL Green Realty Corp.	17,480	963,672
Summit Hotel Properties, Inc.	23,710	154,352
Sunstone Hotel Investors, Inc. (b)	12,360	137,690
Tanger, Inc.	16,810	496,399
Uniti Group, Inc. (b)	35,680	210,512
Urban Edge Properties	13,970	241,262
Xenia Hotel & Resorts, Inc. (b)	8,950	134,340
		11,509,875
RENEWABLE ENERGY - 0.6%
Green Plains, Inc. (a)(b)	7,060	163,227
SolarEdge Technologies, Inc. (a)(b)	9,370	665,083
SunPower Corp. (a)(b)	60,960	182,880
		1,011,190

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 0.2%
SpartanNash Co.	18,290	$369,641

RETAIL - DISCRETIONARY - 7.0%
Abercrombie & Fitch Co. - Class A (a)(b)	13,550	1,698,222
Academy Sports & Outdoors, Inc. (b)	16,030	1,082,666
Advance Auto Parts, Inc.	8,030	683,273
American Eagle Outfitters, Inc.	24,760	638,560
Asbury Automotive Group, Inc. (a)	3,100	730,918
Boot Barn Holdings, Inc. (a)(b)	4,560	433,884
Buckle, Inc. (The)	5,380	216,653
Caleres, Inc.	10,210	418,916
Designer Brands, Inc. - Class A	1,570	17,160
Ethan Allen Interiors, Inc. (b)	12,700	439,039
Foot Locker, Inc.	12,600	359,100
GMS, Inc. (a)	7,050	686,247
Group 1 Automotive, Inc. (b)	3,050	891,302
Guess?, Inc.	9,260	291,412
Hibbett, Inc. (b)	5,140	394,803
Kohl's Corp.	13,800	402,270
La-Z-Boy, Inc.	6,970	262,211
MarineMax, Inc. (a)(b)	4,440	147,674
Monro, Inc.	5,420	170,947
National Vision Holdings, Inc. (a)(b)	13,350	295,836
ODP Corp. (The) (a)	7,677	407,265
Sally Beauty Holdings, Inc. (a)(b)	15,060	187,045
Shoe Carnival, Inc. (b)	5,100	186,864
Signet Jewelers Ltd.	5,740	574,402
Urban Outfitters, Inc. (a)	10,750	466,765
Victoria's Secret & Co. (a)(b)	8,400	162,792
		12,246,226
SEMICONDUCTORS - 2.6%
Axcelis Technologies, Inc. (a)(b)	5,580	622,282
Cohu, Inc. (a)	7,270	242,309
CTS Corp.	6,010	281,208
Diodes, Inc. (a)	6,230	439,215
FormFactor, Inc. (a)(b)	11,450	522,463
Kulicke & Soffa Industries, Inc. (b)	9,850	495,553
MaxLinear, Inc. (a)	8,610	160,749

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 2.6% (Continued)
Photronics, Inc. (a)	16,690	$472,661
Semtech Corp. (a)	9,730	267,478
SiTime Corp. (a)	1,990	185,528
SMART Global Holdings, Inc. (a)	7,040	185,293
Ultra Clean Holdings, Inc. (a)	7,980	366,601
Veeco Instruments, Inc. (a)	8,620	303,165
		4,544,505
SOFTWARE - 3.7%
ACI Worldwide, Inc. (a)	4,180	138,818
Adeia, Inc.	14,711	160,644
Agilysys, Inc. (a)	6,190	521,569
Astrana Health, Inc. (a)(b)	3,520	147,805
BlackLine, Inc. (a)(b)	3,810	246,050
Box, Inc. - Class A (a)(b)	8,570	242,702
Calix, Inc. (a)	3,790	125,676
Cerence, Inc. (a)	13,940	219,555
Digi International, Inc. (a)(b)	11,930	380,925
Donnelley Financial Solutions, Inc. (a)	6,550	406,166
DoubleVerify Holdings, Inc. (a)	15,840	556,934
Envestnet, Inc. (a)	4,920	284,917
PDF Solutions, Inc. (a)	9,190	309,427
Privia Health Group, Inc. (a)	9,310	182,383
Progress Software Corp.	6,410	341,717
Schrodinger, Inc. (a)	6,200	167,400
Simulations Plus, Inc. (b)	4,350	179,003
SPS Commerce, Inc. (a)	5,620	1,039,138
Verra Mobility Corp. (a)	24,480	611,266
Xperi, Inc. (a)	14,004	168,888
		6,430,983
SPECIALTY FINANCE - 3.2%
Air Lease Corp.	5,180	266,459
Apollo Commercial Real Estate Finance, Inc.	20,490	228,259
Arbor Realty Trust, Inc.	24,230	321,047
ARMOUR Residential REIT, Inc. (b)	13,082	258,631
Blackstone Mortgage Trust, Inc. - Class A (b)	9,500	189,145
Bread Financial Holdings, Inc.	6,590	245,412
Deluxe Corp.	6,430	132,394
Ellington Financial, Inc. (b)	15,050	177,740

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 3.2% (Continued)
Encore Capital Group, Inc. (a)(b)	3,150	$143,671
Enova International, Inc. (a)	7,260	456,146
KKR Real Estate Finance Trust, Inc.	23,160	232,990
Mr. Cooper Group, Inc. (a)	12,710	990,745
New York Mortgage Trust, Inc.	22,582	162,590
PennyMac Mortgage Investment Trust (b)	14,450	212,126
PRA Group, Inc. (a)	6,530	170,302
Ready Capital Corp. (b)	19,700	179,861
Redwood Trust, Inc.	39,870	253,972
Stewart Information Services Corp.	2,460	160,048
Two Harbors Investment Corp.	10,280	136,107
Walker & Dunlop, Inc.	4,340	438,600
World Acceptance Corp. (a)	1,310	189,924
		5,546,169
STEEL - 1.1%
ATI, Inc. (a)(b)	21,650	1,107,830
Carpenter Technology Corp.	6,590	470,658
Metallus, Inc. (a)	17,280	384,480
		1,962,968
TECHNOLOGY HARDWARE - 3.9%
3D Systems Corp. (a)	31,680	140,659
ADTRAN Holdings, Inc.	33,940	184,634
Arlo Technologies, Inc. (a)	33,990	429,973
Benchmark Electronics, Inc.	8,080	242,481
Extreme Networks, Inc. (a)	29,990	346,085
Fabrinet (a)	5,750	1,086,865
Harmonic, Inc. (a)(b)	29,630	398,227
InterDigital, Inc.	6,470	688,796
Knowles Corp. (a)	18,120	291,732
NCR Voyix Corp. (a)	17,530	221,404
NetScout Systems, Inc. (a)	7,500	163,800
Pitney Bowes, Inc.	38,260	165,666
Plexus Corp. (a)	4,900	464,618
Sanmina Corp. (a)	13,090	813,936
Sonos, Inc. (a)	14,860	283,232
TTM Technologies, Inc. (a)	20,020	313,313
Viavi Solutions, Inc. (a)	24,360	221,432

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 3.9% (Continued)
Xerox Holdings Corp.	15,110	$270,469
		6,727,322
TECHNOLOGY SERVICES - 2.0%
CSG Systems International, Inc.	3,400	175,236
DXC Technology Co. (a)	24,950	529,189
EVERTEC, Inc.	10,810	431,319
Green Dot Corp. - Class A (a)	25,360	236,609
Insight Enterprises, Inc. (a)	5,930	1,100,134
LiveRamp Holdings, Inc. (a)	10,470	361,215
Payoneer Global, Inc. (a)	34,870	169,119
Perficient, Inc. (a)	4,700	264,563
Sabre Corp. (a)	118,890	287,714
		3,555,098
TELECOMMUNICATIONS - 0.6%
Cogent Communications Holdings, Inc.	6,670	435,751
EchoStar Corp. - Class A (a)	12,105	172,496
Lumen Technologies, Inc. (a)	162,730	253,859
Telephone and Data Systems, Inc.	11,970	191,759
		1,053,865
TRANSPORTATION & LOGISTICS - 3.0%
Alaska Air Group, Inc. (a)	16,610	714,064
Allegiant Travel Co.	2,520	189,529
ArcBest Corp.	6,890	981,825
Forward Air Corp.	4,570	142,173
Hub Group, Inc. - Class A	18,740	809,943
JetBlue Airways Corp. (a)	27,380	203,160
Marten Transport Ltd.	18,180	335,966
Matson, Inc.	6,440	723,856
RXO, Inc. (a)	6,260	136,906
SkyWest, Inc. (a)	10,660	736,393
Sun Country Airlines Holdings, Inc. (a)	14,580	219,866
		5,193,681
TRANSPORTATION EQUIPMENT - 0.7%
Greenbrier Cos., Inc. (The)	6,020	313,642
Trinity Industries, Inc.	13,430	374,025
Wabash National Corp.	15,190	454,789
		1,142,456

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
WHOLESALE - CONSUMER STAPLES - 1.0%
Andersons, Inc. (The)	20,960	$1,202,475
Chefs' Warehouse, Inc. (The) (a)	8,340	314,085
United Natural Foods, Inc. (a)	19,810	227,617
		1,744,177
WHOLESALE - DISCRETIONARY - 1.2%
ePlus, Inc. (a)	4,560	358,142
G-III Apparel Group Ltd. (a)	9,060	262,831
Leslie's, Inc. (a)(b)	23,260	151,190
OPENLANE, Inc. (a)	12,030	208,119
ScanSource, Inc. (a)	23,700	1,043,748
		2,024,030

TOTAL COMMON STOCKS (COST $118,323,167)		$171,559,629

RIGHTS - 0.0% (c)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
OmniAb, Inc. (a)(d)(e) (COST $0)	2,092	$1,519

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (d)	1.000%	06/14/24	$100,000	$98,691
Calvert Impact Capital, Inc. (d)	3.000%	06/17/24	60,000	59,433
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	90,000	87,825
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	150,000	143,805
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	280,000	263,712
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	180,000	166,071
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	220,000	210,094
Capital Impact Partners Investment (d)	5.750%	06/15/24	180,000	180,103
Capital Impact Partners Investment (d)	5.000%	12/15/26	200,000	200,206
TOTAL CORPORATE NOTES (COST $1,460,000)				$1,409,940

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (f) (COST $709,410)	709,410	$709,410

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 13.8%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (f)(g) (COST $24,061,837)	24,061,837	$24,061,837

TOTAL INVESTMENTS - (COST $144,554,414) - 113.2%		$197,742,335

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2%)		(23,127,549)

NET ASSETS - 100.0%		$174,614,786

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024 was $23,696,036.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	$100,000	$98,691	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	60,000	59,433	0.0	%(c)
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	90,000	87,825	0.1%
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	150,000	143,805	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	280,000	263,712	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	166,071	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	210,094	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	180,000	180,103	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	200,206	0.1%
OmniAb, Inc.	11/02/22	-	1,519	0.0	%(c)
		$1,460,000	$1,411,459	0.8%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $1,519 as of March 31, 2024, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2024.
(g)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2024 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 69.9%
Praxis Impact Bond Fund - Class I	1,841,328	$17,069,114

EQUITY FUND - 30.1%
Praxis Growth Index Fund - Class I	53,492	2,239,721
Praxis International Index Fund - Class I	169,999	2,198,093
Praxis Small Cap Index Fund - Class I	54,632	626,088
Praxis Value Index Fund - Class I	123,710	2,292,355
		7,356,257

TOTAL AFFILIATED MUTUAL FUNDS (COST $21,833,466)		$24,425,371

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (b) (COST $6,574)	6,574	$6,574

TOTAL INVESTMENTS - (COST $21,840,040) - 100.0%		$24,431,945

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		8,422

NET ASSETS - 100.0%		$24,440,367

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2024 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.8%
Praxis Impact Bond Fund - Class I	4,027,796	$37,337,673

EQUITY FUND - 60.2%
Praxis Growth Index Fund - Class I	354,274	14,833,465
Praxis International Index Fund - Class I	1,301,244	16,825,091
Praxis Small Cap Index Fund - Class I	836,414	9,585,307
Praxis Value Index Fund - Class I	819,143	15,178,722
		56,422,585

TOTAL AFFILIATED MUTUAL FUNDS (COST $69,393,119)		$93,760,258

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (b) (COST $1,734)	1,734	$1,734

TOTAL INVESTMENTS - (COST $69,394,853) - 100.0%		$93,761,992

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(39,001)

NET ASSETS - 100.0%		$93,722,991

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2024 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.9%
Praxis Impact Bond Fund - Class I	2,331,202	$21,610,243

EQUITY FUND - 80.1%
Praxis Growth Index Fund - Class I	525,600	22,006,859
Praxis International Index Fund - Class I	2,006,804	25,947,973
Praxis Small Cap Index Fund - Class I	1,452,128	16,641,386
Praxis Value Index Fund - Class I	1,215,244	22,518,475
		87,114,693

TOTAL AFFILIATED MUTUAL FUNDS (COST $73,671,513)		$108,724,936

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.23% (b) (COST $1,088)	1,088	$1,088

TOTAL INVESTMENTS - (COST $73,672,601) - 100.0%		$108,726,024

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(19,706)

NET ASSETS - 100.0%		$108,706,318

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.